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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4978

Columbia Funds Trust XI
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	09/30/05

Date of reporting period:	06/30/05

Item 1. Schedule of Investments.

Insert here – schedule of investments

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Asset Allocation Fund

	Shares	Value ($)*
Common Stocks – 63.6%
CONSUMER DISCRETIONARY – 8.9%
Auto Components – 0.1%
Autoliv, Inc.	2,010	88,038
BorgWarner, Inc.	1,320	70,845
Denso Corp.	8,700	197,827
Johnson Controls, Inc.	1,100	61,963
Modine Manufacturing Co.	320	10,419
Visteon Corp. (a)	1	6
Auto Components Total		429,098
Automobiles – 0.3%
Nissan Motor Co., Ltd.	17,900	176,245
Renault SA	3,732	327,628
Toyota Motor Corp.	16,000	572,142
Winnebago Industries, Inc.	403	13,198
Automobiles Total		1,089,213
Distributors – 0.0%
Audiovox Corp., Class A (a)	1,967	30,488
Building Material Holding Corp.	430	29,795
Distributors Total		60,283
Diversified Consumer Services – 0.1%
Career Education Corp. (a)	2,000	73,220
Education Management Corp. (a)	2,871	96,839
Diversified Consumer Services Total		170,059
Hotels, Restaurants & Leisure – 1.8%
Accor SA	2,400	111,986
Applebee’s International, Inc.	4,870	129,006
Bob Evans Farms, Inc.	410	9,561
Brinker International, Inc. (a)	3,580	143,379
Carnival Corp.	30,940	1,687,777
Cheesecake Factory, Inc. (a)	4,535	157,501
Compass Group PLC	19,900	83,474
Dave & Buster’s, Inc. (a)	860	15,858
Four Seasons Hotels, Inc.	620	40,982
Gaylord Entertainment Co. (a)	2,364	109,902
Harrah’s Entertainment, Inc.	6,665	480,347
Hilton Hotels Corp.	5,870	139,999
International Game Technology	3,650	102,747
Kerzner International Ltd. (a)	785	44,706
Landry’s Restaurants, Inc.	710	21,364
Lone Star Steakhouse & Saloon	950	28,890
Marcus Corp.	890	18,886

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Marriott International, Inc., Class A	17,120	1,167,926
McDonald’s Corp.	50,600	1,404,150
Outback Steakhouse, Inc.	500	22,620
Pinnacle Entertainment, Inc. (a)	1,809	35,384
RARE Hospitality International, Inc. (a)	726	22,121
Scientific Games Corp., Class A (a)	4,410	118,761
Shuffle Master, Inc. (a)	3,060	85,772
Starwood Hotels & Resorts Worldwide, Inc.	8,840	517,759
United Overseas Land Ltd.	3,600	4,867
Vail Resorts, Inc. (a)	280	7,868
Wendy’s International, Inc.	1,450	69,093
Yum! Brands, Inc.	3,480	181,238
Hotels, Restaurants & Leisure Total		6,963,924
Household Durables – 0.5%
American Greetings Corp., Class A	1,570	41,605
Centex Corp.	610	43,109
CSS Industries, Inc.	450	15,228
D.R. Horton, Inc.	2,046	76,950
Daiwa House Industry Co., Ltd.	13,000	148,250
Fortune Brands, Inc.	1,210	107,448
Kimball International, Inc., Class B	960	12,672
Koninklijke (Royal) Phillips Electronics NV	8,490	213,271
Matsushita Electric Industrial Co., Ltd.	23,000	349,052
Pioneer Corp.	7,800	117,281
Sekisui Chemical Co., Ltd.	19,000	130,348
Sharp Corp.	13,000	202,395
Sony Corp.	2,400	82,664
Tempur-Pedic International, Inc. (a)	14,800	328,264
Yankee Candle Co., Inc.	1,310	42,051
Household Durables Total		1,910,588
Internet & Catalog Retail – 0.0%
Blue Nile, Inc. (a)	386	12,618
Coldwater Creek, Inc. (a)	1,629	40,579
Netflix, Inc. (a)	3,130	51,363
Overstock.com, Inc. (a)	375	13,350
Internet & Catalog Retail Total		117,910
Leisure Equipment & Products – 0.2%
Fuji Photo Film Co., Ltd.	9,000	292,848

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – (continued)
Marvel Enterprises, Inc. (a)	9,350	184,382
SCP Pool Corp.	2,020	70,882
Sega Sammy Holdings, Inc.	2,000	122,161
Leisure Equipment & Products Total		670,273
Media – 1.4%
4Kids Entertainment, Inc. (a)	840	16,699
British Sky Broadcasting Group PLC	22,500	212,019
Clear Channel Communications, Inc.	6,140	189,910
Comcast Corp., Class A (a)	11,968	367,418
Cumulus Media, Inc., Class A (a)	3,710	43,704
Dow Jones & Co., Inc.	388	13,755
Getty Images, Inc. (a)	910	67,577
Grupo Televisa SA, ADR	1,680	104,311
Harris Interactive, Inc. (a)	6,135	29,877
JC Decaux SA (a)	5,574	140,932
Journal Communications, Inc., Class A	780	13,104
Knight-Ridder, Inc.	345	21,162
Lamar Advertising Co., Class A (a)	1,470	62,872
Liberty Corp.	410	15,092
Lin TV Corp., Class A (a)	2,502	34,753
Lions Gate Entertainment Corp. (a)	7,900	81,054
McGraw-Hill Companies, Inc.	22,902	1,013,414
Media General, Inc., Class A	240	15,542
New York Times Co., Class A	593	18,472
News Corp., Class A	28,800	465,984
News Corp., Class B	14,800	249,528
Pearson PLC	35,520	416,644
R.H. Donnelley Corp. (a)	1,030	63,839
Radio One, Inc., Class D (a)	5,670	72,406
Reader’s Digest Association, Inc.	590	9,735
Reed Elsevier PLC	8,900	84,962
Scholastic Corp. (a)	520	20,046
Time Warner, Inc. (a)	50,972	851,742
TiVo, Inc. (a)	2,400	16,032
Valassis Communications, Inc. (a)	828	30,677
Viacom, Inc., Class A	9,716	313,050
Vivendi Universal SA	6,200	193,960
XM Satellite Radio Holdings, Inc., Class A (a)	9,130	307,316
Media Total		5,557,588

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 0.7%
Dollar General Corp.	2,900	59,044
Federated Department Stores, Inc.	16,692	1,223,190
Fred’s, Inc.	590	9,782
J.C. Penney Co., Inc.	12,219	642,475
May Department Stores Co.	1,600	64,256
Nordstrom, Inc.	10,610	721,162
Multiline Retail Total		2,719,909
Specialty Retail – 3.0%
Abercrombie & Fitch Co., Class A	2,300	158,010
Bed Bath & Beyond, Inc. (a)	39,800	1,662,844
Best Buy Co., Inc.	14,350	983,692
Bombay Co., Inc. (a)	4,802	27,371
Chico’s FAS, Inc. (a)	39,110	1,340,691
Children’s Place Retail Stores, Inc. (a)	1,490	69,538
Design Within Reach, Inc. (a)	1,980	35,838
GameStop Corp., Class A (a)	1,030	33,691
Guitar Center, Inc. (a)	360	21,013
Hibbett Sporting Goods, Inc. (a)	1,328	50,252
Home Depot, Inc.	63,261	2,460,853
Jarden Corp. (a)	1,520	81,958
Kingfisher PLC	14,800	64,869
Limited Brands	19,394	415,419
Lowe’s Companies, Inc.	23,505	1,368,461
MarineMax, Inc. (a)	349	10,906
Monro Muffler, Inc. (a)	940	27,739
Movie Gallery, Inc.	650	17,180
OfficeMax, Inc.	1,600	47,632
Pacific Sunwear of California, Inc. (a)	3,100	71,269
PETCO Animal Supplies, Inc. (a)	1,550	45,446
PETsMART, Inc.	3,570	108,350
Pier 1 Imports, Inc.	700	9,933
Rent-A-Center, Inc. (a)	137	3,191
Sherwin-Williams Co.	12,142	571,767
Staples, Inc.	66,250	1,412,450
TBC Corp. (a)	260	7,054
TJX Companies, Inc.	3,500	85,225
Tuesday Morning Corp.	909	28,652
Urban Outfitters, Inc. (a)	4,600	260,774
Yamada Denki Co., Ltd.	2,100	120,182

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Zale Corp. (a)	42	1,331
Specialty Retail Total		11,603,581
Textiles, Apparel & Luxury Goods – 0.8%
Ashworth, Inc. (a)	2,795	25,183
Burberry Group PLC	26,000	187,149
Coach, Inc. (a)	48,550	1,629,824
Delta Apparel, Inc.	540	6,982
Hampshire Group Ltd. (a)	1,000	19,610
Jos. A. Bank Clothiers, Inc. (a)	1,990	86,167
Kellwood Co.	640	17,216
NIKE, Inc., Class B	11,700	1,013,220
Reebok International Ltd.	1,000	41,830
Russell Corp.	700	14,315
Stride Rite Corp.	880	12,135
Swatch Group AG, Registered Shares	5,500	156,649
Tandy Brands Accessories, Inc.	79	861
Wolverine World Wide, Inc.	1,616	38,800
Textiles, Apparel & Luxury Goods Total		3,249,941
CONSUMER DISCRETIONARY TOTAL		34,542,367
CONSUMER STAPLES – 6.5%
Beverages – 1.5%
Coca-Cola Co.	21,950	916,413
Diageo PLC	43,050	632,521
Diageo PLC, ADR	9,151	542,654
Pepsi Bottling Group, Inc.	2,800	80,108
PepsiCo, Inc.	63,094	3,402,659
SABMiller PLC	5,840	90,858
Scottish & Newcastle PLC	17,894	148,097
Beverages Total		5,813,310
Food & Staples Retailing – 0.9%
BJ’s Wholesale Club, Inc. (a)	380	12,346
CVS Corp.	33,600	976,752
FamilyMart Co., Ltd.	2,200	62,980
Kroger Co. (a)	3,500	66,605
Lawson, Inc.	1,800	62,736
Performance Food Group Co. (a)	350	10,574
Rite Aid Corp. (a)	14,480	60,526
Supervalu, Inc.	2,000	65,220
Tesco PLC	46,550	265,117
United Natural Foods, Inc. (a)	565	17,159

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
Wal-Mart Stores, Inc.	42,500	2,048,500
Weis Markets, Inc.	890	34,523
Whole Foods Market, Inc.	730	86,359
Food & Staples Retailing Total		3,769,397
Food Products – 0.9%
Bunge Ltd.	720	45,648
Cadbury Schweppes PLC	11,300	107,557
Central Garden & Pet Co. (a)	200	9,824
Corn Products International, Inc.	9,830	233,561
Dean Foods Co. (a)	2,500	88,100
Delta & Pine Land Co.	1,440	36,086
Flowers Foods, Inc.	650	22,984
H.J. Heinz Co.	1,960	69,423
Hershey Foods Corp.	11,672	724,831
J & J Snack Foods Corp.	164	8,585
Kraft Foods, Inc., Class A	22,624	719,670
Lancaster Colony Corp.	156	6,696
Lance, Inc.	690	11,875
Nestle SA, Registered Shares	3,664	935,102
Royal Numico NV (a)	5,586	222,546
TreeHouse Foods, Inc. (a)	500	14,255
Tyson Foods, Inc., Class A	2,500	44,500
Unilever PLC	36,210	347,983
Food Products Total		3,649,226
Household Products – 1.3%
Clorox Co.	14,056	783,200
Colgate-Palmolive Co.	9,700	484,127
Kao Corp.	12,000	282,781
Kimberly-Clark Corp.	12,292	769,356
Procter & Gamble Co.	42,525	2,243,194
Reckitt Benckiser PLC	17,983	528,315
Household Products Total		5,090,973
Personal Products – 0.9%
Alberto-Culver Co., Class B	1,390	60,229
Avon Products, Inc.	18,690	707,417
Estee Lauder Companies, Inc., Class A	1,340	52,434
Gillette Co.	50,215	2,542,385
Nu Skin Enterprises, Inc., Class A	780	18,174
Personal Products Total		3,380,639

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.0%
Altria Group, Inc.	36,296	2,346,899
British American Tobacco PLC	13,759	265,737
Imperial Tobacco Group PLC	14,197	381,235
Japan Tobacco, Inc.	23	306,585
UST, Inc.	11,000	502,260
Tobacco Total		3,802,716
CONSUMER STAPLES TOTAL		25,506,261
ENERGY – 4.8%
Energy Equipment & Services – 1.0%
Atwood Oceanics, Inc. (a)	640	39,398
Baker Hughes, Inc.	2,670	136,597
BJ Services Co.	1,000	52,480
Cal Dive International, Inc. (a)	396	20,739
Dawson Geophysical Co. (a)	877	18,645
Diamond Offshore Drilling, Inc.	1,400	74,802
FMC Technologies, Inc. (a)	4,780	152,817
Grey Wolf, Inc. (a)	3,290	24,379
Gulf Island Fabrication, Inc.	9	179
Halliburton Co.	9,102	435,258
Hydril (a)	168	9,131
Lufkin Industries, Inc.	1,140	41,017
Nabors Industries Ltd. (a)	1,470	89,111
National-Oilwell Varco, Inc. (a)	19,940	947,948
Noble Corp.	1,400	86,114
Saipem S.p.A.	11,700	157,110
Schlumberger Ltd.	5,724	434,681
Smith International, Inc.	9,020	574,574
Stolt Offshore SA (a)	17,600	159,095
Technip SA, ADR	1,200	55,920
Transocean, Inc. (a)	1,600	86,352
Universal Compression Holdings, Inc. (a)	500	18,120
Weatherford International Ltd. (a)	800	46,384
Energy Equipment & Services Total		3,660,851
Oil, Gas & Consumable Fuels – 3.8%
Amerada Hess Corp.	1,000	106,510
Ashland, Inc. (a)	1,000	71,870
BG Group PLC	38,152	312,630
Bill Barrett Corp. (a)	161	4,762
Bois d’Arc Energy, Inc. (a)	4,699	69,310
BP PLC, ADR	42,252	2,635,680

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Chesapeake Energy Corp.	3,800	86,640
ChevronTexaco Corp.	12,197	682,056
Cimarex Energy Co. (a)	782	30,412
ConocoPhillips	42,838	2,462,757
Edge Petroleum Corp. (a)	3,000	46,860
EnCana Corp.	9,800	385,915
Energy Partners Ltd. (a)	2,840	74,436
ENI S.p.A.	25,413	651,772
EOG Resources, Inc.	3,880	220,384
Exxon Mobil Corp.	59,075	3,395,040
Harvest Natural Resources, Inc. (a)	1,240	13,553
Houston Exploration Co. (a)	260	13,793
InterOil Corp. (a)	1,213	32,969
Marathon Oil Corp.	10,477	559,157
Massey Energy Co.	2,200	82,984
Mission Resources Corp. (a)	7,900	63,753
Murphy Oil Corp.	600	31,338
OMV AG	500	217,259
Pioneer Drilling Co. (a)	1,453	22,173
Range Resources Corp.	880	23,672
Royal Dutch Petroleum Co., N.Y. Registered Shares	6,525	423,473
Shell Transport & Trading Co., PLC	51,400	497,869
Southwestern Energy Co. (a)	2,000	93,960
Spinnaker Exploration Co. (a)	1,300	46,137
Stone Energy Corp. (a)	500	24,450
Superior Energy Services, Inc. (a)	5,087	90,549
Teekay Shipping Corp.	2,360	103,604
Total SA	3,140	734,572
Ultra Petroleum Corp. (a)	3,210	97,456
Western Gas Resources, Inc.	2,720	94,928
Williams Companies, Inc.	3,800	72,200
XTO Energy, Inc.	8,010	272,260
Oil, Gas & Consumable Fuels Total		14,849,143
ENERGY TOTAL		18,509,994
FINANCIALS – 11.5%
Capital Markets – 1.6%
A.G. Edwards, Inc.	4,602	207,780
Affiliated Managers Group, Inc. (a)	2,399	163,924

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Bank of New York Co., Inc.	33,692	969,656
Bear Stearns Companies, Inc.	900	93,546
Credit Suisse Group	4,500	176,308
Deutsche Bank AG, Registered Shares	2,783	216,767
E*TRADE Financial Corp. (a)	9,450	132,205
Franklin Resources, Inc.	5,711	439,633
Goldman Sachs Group, Inc.	13,904	1,418,486
Janus Capital Group, Inc.	30,989	466,075
Jefferies Group, Inc.	774	29,327
Lazard Ltd., Class A (a)	5,790	134,617
Legg Mason, Inc.	1,850	192,603
Lehman Brothers Holdings, Inc.	400	39,712
Merrill Lynch & Co., Inc.	20,592	1,132,766
Morgan Stanley	7,613	399,454
Nomura Holdings, Inc.	15,000	178,136
Piper Jaffray Companies, Inc. (a)	410	12,476
T. Rowe Price Group, Inc.	1,400	87,640
Capital Markets Total		6,491,111
Commercial Banks – 4.0%
ABN AMRO Holding NV	10,944	268,450
Anglo Irish Bank Corp., PLC	20,000	247,727
Australia & New Zealand Banking Group Ltd.	18,300	301,783
BancFirst Corp.	108	9,395
Banco Bilbao Vizcaya Argentaria SA	17,100	262,837
Banco de Sabadell SA	9,984	256,876
Banco Popolare di Verona e Novara	9,500	161,567
Banco Popular Espanol SA	24,850	299,371
BancorpSouth, Inc.	860	20,296
BancTrust Financial Group, Inc.	450	8,788
Bank of Granite Corp.	640	12,250
Bank of Ireland	14,753	236,938
Barclays PLC	55,920	554,797
BNP Paribas SA	4,219	288,151
Boston Private Financial Holdings, Inc.	2,400	60,480
Bryn Mawr Bank Corp.	777	14,848
Capitol Bancorp Ltd.	670	22,519
Chemical Financial Corp.	660	21,853
Chittenden Corp.	900	24,480
Citizens Banking Corp.	380	11,484

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
City Holding Co.	240	8,765
City National Corp.	1,490	106,848
Columbia Banking System, Inc.	500	12,310
Community Trust Bancorp, Inc.	430	14,070
Corus Bankshares, Inc.	590	32,739
Cullen/Frost Bankers, Inc.	1,500	71,475
DNB NOR ASA	32,000	331,591
East-West Bancorp, Inc.	3,820	128,314
Fidelity Bankshares, Inc.	957	25,380
First Citizens BancShares, Inc., Class A	100	14,455
First Financial Bankshares, Inc.	426	14,416
First Financial Corp.	460	13,216
Greater Bay Bancorp	650	17,140
Hancock Holding Co.	336	11,558
HBOS PLC	12,200	187,726
HSBC Holdings PLC	45,700	728,287
ITLA Capital Corp. (a)	310	16,709
KBC Group NV	1,388	109,271
Marshall & Ilsley Corp.	7,208	320,396
MASSBANK Corp.	120	4,158
Mercantile Bank Corp.	1,136	49,950
Merchants Bancshares, Inc.	510	13,381
Mid-State Bancshares	910	25,271
Mitsubishi Tokyo Financial Group, Inc.	31	261,729
Mitsui Trust Holdings, Inc.	7,000	71,427
Mizuho Financial Group, Inc.	67	301,782
National Bank of Greece SA	5,005	170,547
National City Corp.	11,663	397,941
North Fork Bancorporation, Inc.	13,979	392,670
Northrim BanCorp, Inc.	470	11,036
PNC Financial Services Group, Inc.	7,046	383,725
Prosperity Bancshares, Inc.	2,800	80,108
Resona Holdings, Inc. (a)	45,000	83,597
Royal Bank of Scotland Group PLC	17,987	541,599
Skandinaviska Enskilda Banken AB, Class A	10,800	179,092
Sterling Bancshares, Inc.	1,520	23,651
Sumitomo Mitsui Financial Group, Inc.	46	309,969
TD Banknorth, Inc.	1,323	39,425

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
TriCo Bancshares	1,174	26,227
TrustCo Bank Corp.	1,180	15,411
U.S. Bancorp	54,839	1,601,299
UFJ Holdings, Inc. (a)	17	88,155
UMB Financial Corp.	410	23,382
UnionBanCal Corp.	1,000	66,920
United Overseas Bank Ltd.	36,000	303,041
Wachovia Corp.	30,278	1,501,789
Wells Fargo & Co.	44,673	2,750,963
Whitney Holding Corp.	690	22,515
Zions Bancorporation	9,020	663,241
Commercial Banks Total		15,653,557
Consumer Finance – 0.5%
Aiful Corp.	2,100	155,964
Cash America International, Inc.	1,180	23,742
Continental AG	4,500	323,166
MBNA Corp.	41,852	1,094,848
Nelnet, Inc., Class A (a)	1,120	37,262
ORIX Corp.	900	134,599
World Acceptance Corp. (a)	1,897	57,005
Consumer Finance Total		1,826,586
Diversified Financial Services – 1.8%
Advance America Cash Advance Centers, Inc.	1,120	17,920
CIT Group, Inc.	1,600	68,752
Citigroup, Inc.	95,131	4,397,906
Fortis	4,980	137,644
Greenhill & Co., Inc.	2,200	89,122
ING Groep NV	9,720	273,176
JPMorgan Chase & Co.	45,303	1,600,102
Metris Companies, Inc. (a)	1,940	28,052
MFC Bancorp Ltd. (a)	1,560	29,063
National Financial Partners Corp.	630	24,658
Suncorp-Metway Ltd.	8,100	123,655
Takefuji Corp.	1,700	114,790
Diversified Financial Services Total		6,904,840
Insurance – 2.6%
Ace Ltd.	1,400	62,790
Aegon NV	7,166	92,286
Allianz AG, Registered Shares	1,554	177,698
Allstate Corp.	7,930	473,817

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Ambac Financial Group, Inc.	10,720	747,827
American International Group, Inc.	46,615	2,708,331
AmerUs Group Co.	340	16,337
Argonaut Group, Inc. (a)	189	4,364
AXA	7,100	176,391
Baldwin & Lyons, Inc., Class B	540	13,014
Chubb Corp.	5,850	500,818
Cincinnati Financial Corp.	908	35,920
CNA Surety Corp. (a)	1,000	14,850
Commerce Group, Inc.	180	11,180
Delphi Financial Group, Inc., Class A	570	25,166
Endurance Specialty Holdings Ltd.	1,900	71,858
Genworth Financial, Inc., Class A	1,600	48,368
Harleysville Group, Inc.	780	16,294
Hartford Financial Services Group, Inc.	11,552	863,859
Horace Mann Educators Corp.	760	14,303
Infinity Property & Casualty Corp.	1,062	37,043
Irish Life & Permanent PLC	7,785	136,073
Lincoln National Corp.	23,185	1,087,840
Loews Corp.	1,100	85,250
Mitsui Sumitomo Insurance Co., Ltd.	28,000	251,038
Nationwide Financial Services, Inc., Class A	1,400	53,116
Navigators Group, Inc. (a)	704	24,337
Old Republic International Corp.	2,550	64,490
Philadelphia Consolidated Holding Co. (a)	239	20,258
Phoenix Companies, Inc.	1,620	19,278
ProCentury Corp.	1,190	11,936
Prudential Financial, Inc.	11,390	747,867
QBE Insurance Group Ltd.	10,000	121,663
Quanta Capital Holdings Ltd. (a)	1,670	10,404
RLI Corp.	416	18,554
Sampo Oyj, Class A	9,900	154,108
Selective Insurance Group, Inc.	252	12,487
Triad Guaranty, Inc. (a)	827	41,673
UICI	700	20,839
United America Indemnity Ltd., Class A (a)	880	15,127
Willis Group Holdings Ltd.	11,333	370,816

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
XL Capital Ltd., Class A	11,479	854,267
Insurance Total		10,233,935
Real Estate – 0.8%
Alexandria Real Estate Equities, Inc., REIT	240	17,628
Archstone-Smith Trust, REIT	16,396	633,214
AvalonBay Communities, Inc., REIT	6,736	544,269
BioMed Realty Trust, Inc., REIT	540	12,879
Boston Properties, Inc., REIT	600	42,000
Brandywine Realty Trust, REIT	630	19,309
City Developments Ltd.	23,000	101,969
Cousins Properties, Inc., REIT	520	15,382
EastGroup Properties, Inc., REIT	590	24,845
Equity Office Properties Trust, REIT	2,100	69,510
Equity One, Inc., REIT	760	17,252
Getty Realty Corp., REIT	610	16,897
Host Marriott Corp., REIT	5,500	96,250
Kimco Realty Corp., REIT	9,561	563,238
Mid-America Apartment Communities, Inc., REIT	640	29,069
Nationwide Health Properties, Inc., REIT	1,010	23,846
ProLogis, REIT	1,000	40,240
PS Business Parks, Inc., REIT	670	29,781
St. Joe Co.	870	70,940
Sun Hung Kai Properties Ltd.	21,000	206,556
Swire Pacific Ltd., Class A	33,500	295,030
Tanger Factory Outlet Centers, Inc., REIT	700	18,851
Universal Health Realty Income Trust, REIT	340	12,957
Urstadt Biddle Properties, Inc., Class A, REIT	750	12,990
Wharf Holdings Ltd.	37,000	129,167
Real Estate Total		3,044,069
Thrifts & Mortgage Finance – 0.2%
Countrywide Financial Corp.	11,316	436,911
Golden West Financial Corp.	2,000	128,760
PMI Group, Inc.	2,300	89,654
Sovereign Bancorp, Inc.	4,700	104,998

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Webster Financial Corp.	1,800	84,042
Thrifts & Mortgage Finance Total		844,365
FINANCIALS TOTAL		44,998,463
HEALTH CARE – 9.5%
Biotechnology – 0.6%
Affymetrix, Inc. (a)	1,135	61,211
Amgen, Inc. (a)	20,490	1,238,825
AtheroGenics, Inc. (a)	2,470	39,471
Cytogen Corp. (a)	2,815	14,722
Enzo Biochem, Inc. (a)	2,082	37,330
Exact Sciences Corp. (a)	2,012	4,587
Exelixis, Inc. (a)	1,343	9,978
Genzyme Corp. (a)	2,120	127,391
Human Genome Sciences, Inc. (a)	1,362	15,772
Illumina, Inc. (a)	1,889	22,800
Isolagen, Inc. (a)	140	574
Martek Biosciences Corp. (a)	530	20,114
NeoPharm, Inc. (a)	3,872	38,681
Neurocrine Biosciences, Inc. (a)	1,860	78,232
OSI Pharmaceuticals, Inc. (a)	670	27,383
PRA International (a)	750	20,085
Protein Design Labs, Inc. (a)	27,150	548,702
QLT, Inc. (a)	4,742	49,412
Biotechnology Total		2,355,270
Health Care Equipment & Supplies – 1.7%
Alcon, Inc.	4,400	481,140
American Medical Systems Holdings, Inc. (a)	1,798	37,129
Aspect Medical Systems, Inc. (a)	419	12,461
Bausch & Lomb, Inc.	2,827	234,641
Baxter International, Inc.	18,240	676,704
Beckman Coulter, Inc.	1,270	80,734
Bio-Rad Laboratories, Inc., Class A (a)	220	13,026
Biomet, Inc.	2,300	79,672
DENTSPLY International, Inc.	1,290	69,660
Gen-Probe, Inc. (a)	2,950	106,878
GN Store Nord A/S	12,500	141,063
Greatbatch, Inc. (a)	690	16,491
Haemonetics Corp. (a)	430	17,475

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Hologic, Inc. (a)	657	26,116
Immucor, Inc. (a)	1,810	52,400
INAMED Corp. (a)	460	30,806
Intuitive Surgical, Inc. (a)	281	13,106
Invacare Corp.	410	18,188
Kinetic Concepts, Inc. (a)	2,150	129,000
Kyphon, Inc. (a)	717	24,944
Medical Action Industries, Inc. (a)	181	3,231
Medtronic, Inc.	18,500	958,115
Millipore Corp. (a)	800	45,384
Nektar Therapeutics (a)	6,830	115,017
ResMed, Inc. (a)	1,420	93,706
Respironics, Inc. (a)	1,356	48,965
Smith & Nephew PLC	37,743	371,450
SonoSite, Inc. (a)	1,350	41,904
STERIS Corp.	850	21,905
Sybron Dental Specialties, Inc. (a)	500	18,810
Syneron Medical Ltd. (a)	1,100	40,249
Synthes, Inc.	1,200	131,322
Terumo Corp.	3,600	103,426
Thermo Electron Corp. (a)	42,960	1,154,335
Varian Medical Systems, Inc. (a)	33,520	1,251,302
Varian, Inc. (a)	1,260	47,615
Viasys Healthcare, Inc. (a)	420	9,488
Waters Corp. (a)	1,870	69,508
Health Care Equipment & Supplies Total		6,787,366
Health Care Providers & Services – 1.9%
Advisory Board Co. (a)	1,993	97,139
Aetna, Inc.	11,010	911,848
Apria Healthcare Group, Inc. (a)	730	25,287
Caremark Rx, Inc. (a)	20,550	914,886
Centene Corp. (a)	821	27,569
Cerner Corp. (a)	1,210	82,244
CIGNA Corp.	5,300	567,259
Community Health Systems, Inc. (a)	3,880	146,625
Coventry Health Care, Inc. (a)	1,750	123,812
Cross Country Healthcare, Inc. (a)	740	12,580
DaVita, Inc. (a)	4,450	202,386
Genesis HealthCare Corp. (a)	570	26,380
Gentiva Health Services, Inc. (a)	1,010	18,039

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
HCA, Inc.	1,200	68,004
Health Management Associates, Inc., Class A	3,350	87,703
HealthExtras, Inc. (a)	542	10,878
Henry Schein, Inc. (a)	1,760	73,075
Hooper Holmes, Inc.	1,940	8,051
Hythiam, Inc. (a)	3,400	19,040
Kindred Healthcare, Inc. (a)	1,020	40,402
Laboratory Corp. of America Holdings (a)	2,620	130,738
LHC Group, Inc. (a)	1,702	30,942
LifePoint Hospitals, Inc. (a)	1,600	80,832
Medco Health Solutions, Inc. (a)	2,150	114,724
OCA, Inc. (a)	1,500	2,820
Owens & Minor, Inc.	520	16,822
PAREXEL International Corp. (a)	940	18,659
Pediatrix Medical Group, Inc. (a)	470	34,564
Psychiatric Solutions, Inc. (a)	180	8,768
Quest Diagnostics, Inc.	1,460	77,774
RehabCare Group, Inc. (a)	370	9,890
Res-Care, Inc. (a)	460	6,238
Symbion, Inc. (a)	660	15,741
Triad Hospitals, Inc. (a)	790	43,166
U.S. Physical Therapy, Inc. (a)	1,900	36,442
United Surgical Partners International, Inc. (a)	1,480	77,078
UnitedHealth Group, Inc.	31,960	1,666,394
VCA Antech, Inc. (a)	1,730	41,953
WellPoint, Inc. (a)	22,890	1,594,060
Health Care Providers & Services Total		7,470,812
Pharmaceuticals – 5.3%
Abbott Laboratories	39,120	1,917,271
Allergan, Inc.	1,720	146,613
Amylin Pharmaceuticals, Inc. (a)	34,604	724,262
Astellas Pharma, Inc.	3,100	105,811
AstraZeneca PLC	16,577	684,939
BioSante Pharmaceuticals, Inc. (a)	3,700	13,875
Bone Care International, Inc. (a)	1,400	46,158
Caraco Pharmaceutical Laboratories Ltd. (a)	1,150	9,867

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Connetics Corp. (a)	861	15,188
DepoMed, Inc. (a)	8,743	38,207
DOV Pharmaceutical, Inc. (a)	2,330	43,478
Eisai Co., Ltd.	4,000	133,995
Eli Lilly & Co.	16,580	923,672
Endo Pharmaceuticals Holdings, Inc. (a)	3,030	79,628
GlaxoSmithKline PLC	39,040	941,838
GlaxoSmithKline PLC, ADR	8,218	398,655
IVAX Corp. (a)	27,320	587,380
Johnson & Johnson	77,349	5,027,685
Medicis Pharmaceutical Corp., Class A	5,910	187,524
Merck & Co., Inc.	22,069	679,725
Neurochem, Inc. (a)	2,494	25,065
Novartis AG, ADR	42,610	2,021,418
Novartis AG, Registered Shares	11,297	535,841
Noven Pharmaceuticals, Inc. (a)	3,200	55,936
Par Pharmaceutical Co., Inc. (a)	481	15,301
Penwest Pharmaceuticals Co. (a)	1,463	17,293
Perrigo Co.	1,110	15,473
Pfizer, Inc.	73,453	2,025,834
Roche Holding AG	2,256	284,115
Salix Pharmaceuticals Ltd. (a)	4,000	70,640
Sanofi-Aventis	6,405	523,827
Schering AG	1,400	85,650
Shire Pharmaceuticals Group PLC	16,100	176,259
Shire Pharmaceuticals Group PLC, ADR	2,000	65,600
Takeda Pharmaceutical Co., Ltd.	6,200	306,595
Teva Pharmaceutical Industries Ltd., ADR	36,330	1,131,316
Wyeth	10,840	482,380
Pharmaceuticals Total		20,544,314
HEALTH CARE TOTAL		37,157,762
INDUSTRIALS – 7.0%
Aerospace & Defense – 1.0%
AAR Corp. (a)	1,070	16,810
Armor Holdings, Inc. (a)	1,940	76,843
DRS Technologies, Inc.	420	21,538
Engineered Support Systems, Inc.	423	15,156
Esterline Technologies Corp. (a)	740	29,659

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
General Dynamics Corp.	9,364	1,025,733
Goodrich Corp.	2,000	81,920
Honeywell International, Inc.	13,200	483,516
Kaman Corp., Class A	910	16,416
L-3 Communications Holdings, Inc.	2,050	156,989
Ladish Co., Inc. (a)	762	7,612
Northrop Grumman Corp.	1,200	66,300
Precision Castparts Corp.	440	34,276
Rockwell Collins, Inc.	1,930	92,022
Singapore Technologies Engineering Ltd.	98,000	140,592
Teledyne Technologies, Inc. (a)	451	14,694
United Technologies Corp.	30,580	1,570,283
Aerospace & Defense Total		3,850,359
Air Freight & Logistics – 0.1%
C.H. Robinson Worldwide, Inc.	2,230	129,786
Deutsche Post AG	5,400	125,957
EGL, Inc. (a)	2,689	54,641
HUB Group, Inc., Class A (a)	46	1,152
Ryder System, Inc.	340	12,444
UTI Worldwide, Inc.	2,690	187,278
Air Freight & Logistics Total		511,258
Airlines – 0.0%
MAIR Holdings, Inc. (a)	540	4,773
Skywest, Inc.	800	14,544
Southwest Airlines Co.	5,730	79,819
Airlines Total		99,136
Building Products – 0.3%
American Standard Cos., Inc.	22,440	940,685
NCI Building Systems, Inc. (a)	580	19,024
Nippon Sheet Glass Co., Ltd.	32,000	124,778
Wienerberger AG	3,757	174,104
Building Products Total		1,258,591
Commercial Services & Supplies – 0.8%
ABM Industries, Inc.	800	15,600
Angelica Corp.	420	10,294
Avery Dennison Corp.	1,100	58,256
Brink’s Co.	358	12,888
Casella Waste Systems, Inc., Class A (a)	1,690	20,280

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Cendant Corp.	17,265	386,218
Century Business Services, Inc. (a)	1,030	4,172
ChoicePoint, Inc. (a)	3,890	155,794
Cintas Corp.	1,600	61,760
Consolidated Graphics, Inc. (a)	750	30,578
Corporate Executive Board Co.	3,860	302,354
Educate, Inc. (a)	318	4,500
Healthcare Services Group, Inc.	1,440	28,915
Imagistics International, Inc. (a)	830	23,240
Intersections, Inc. (a)	1,776	20,761
Korn/Ferry International (a)	2,410	42,778
Laureate Education, Inc. (a)	1,700	81,362
Manpower, Inc.	1,000	39,780
MDC Partners, Inc., Class A (a)	5,100	43,146
Mine Safety Appliances Co.	151	6,976
Navigant Consulting, Inc. (a)	770	13,598
NCO Group, Inc. (a)	2,430	52,561
Pitney Bowes, Inc.	1,000	43,550
Randstad Holding NV	6,200	213,143
Republic Services, Inc.	7,217	259,884
Resources Connection, Inc. (a)	1,734	40,281
Robert Half International, Inc.	7,040	175,789
Securitas AB, Class B	6,800	113,181
Senomyx, Inc. (a)	681	11,243
Sourcecorp, Inc. (a)	510	10,108
TeleTech Holdings, Inc. (a)	1,250	10,188
United Stationers, Inc. (a)	170	8,347
Waste Connections, Inc. (a)	210	7,831
Waste Management, Inc.	31,410	890,159
Commercial Services & Supplies Total		3,199,515
Construction & Engineering – 0.3%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	3,179	72,672
Comfort Systems USA, Inc. (a)	31	204
Dycom Industries, Inc. (a)	750	14,857
EMCOR Group, Inc. (a)	250	12,225
Fluor Corp.	800	46,072
Jacobs Engineering Group, Inc. (a)	3,804	214,013
Shimizu Corp.	45,000	208,488
Vinci SA	7,020	583,367

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
Washington Group International, Inc. (a)	480	24,538
Construction & Engineering Total		1,176,436
Electrical Equipment – 0.5%
ABB Ltd. (a)	24,400	158,774
AMETEK, Inc.	1,600	66,960
Evergreen Solar, Inc. (a)	1,021	6,565
Genlyte Group, Inc. (a)	560	27,294
Hubbell, Inc., Class B	800	35,280
Mitsubishi Electric Corp.	43,000	226,779
Plug Power, Inc. (a)	6,011	41,175
Rockwell Automation, Inc.	24,190	1,178,295
Electrical Equipment Total		1,741,122
Industrial Conglomerates – 2.7%
3M Co.	12,700	918,210
General Electric Co.	213,410	7,394,656
Hutchison Whampoa Ltd.	31,000	278,603
Keppel Corp., Ltd.	15,000	111,020
SembCorp Industries Ltd.	79,900	126,342
Siemens AG, Registered Shares	2,187	158,826
Smiths Group PLC	19,333	317,900
Textron, Inc.	16,325	1,238,251
Industrial Conglomerates Total		10,543,808
Machinery – 0.9%
Agco Corp. (a)	2,300	43,976
Atlas Copco AB, Class B	12,700	182,219
Briggs & Stratton Corp.	530	18,349
Bucyrus International, Inc., Class A	284	10,786
Cuno, Inc. (a)	1,800	128,592
Deere & Co.	8,536	559,023
Dover Corp.	1,200	43,656
Eaton Corp.	10,145	607,685
EnPro Industries, Inc. (a)	810	23,385
Harsco Corp.	570	31,094
Ingersoll-Rand Co., Ltd., Class A	1,000	71,350
ITT Industries, Inc.	7,110	694,149
Joy Global, Inc.	4,000	134,360
Kadant, Inc. (a)	357	7,829
Kennametal, Inc.	1,000	45,850

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Komatsu Ltd.	35,000	270,264
Parker Hannifin Corp.	1,100	68,211
Pentair, Inc.	3,200	136,992
Robbins & Myers, Inc.	412	8,862
Terex Corp. (a)	4,310	169,814
Wabash National Corp.	1,849	44,801
Wabtec Corp.	683	14,671
Machinery Total		3,315,918
Marine – 0.0%
Kawasaki Kisen Kaisha Ltd.	25,000	147,296
Marine Total		147,296
Road & Rail – 0.3%
Burlington Northern Santa Fe Corp.	1,600	75,328
Canadian National Railway Co.	3,790	218,265
Canadian Pacific Railway Ltd.	5,400	186,512
ComfortDelGro Corp., Ltd.	183,000	182,924
Dollar Thrifty Automotive Group, Inc. (a)	500	18,990
East Japan Railway Co.	37	189,714
Genesee & Wyoming, Inc., Class A (a)	2,148	58,447
Heartland Express, Inc.	2,981	57,921
Landstar System, Inc. (a)	2,733	82,322
Norfolk Southern Corp.	2,200	68,112
Werner Enterprises, Inc.	850	16,694
Road & Rail Total		1,155,229
Trading Companies & Distributors – 0.1%
Aceto Corp.	3,803	28,447
Hughes Supply, Inc.	800	22,480
Mitsubishi Corp.	22,000	297,647
United Rentals, Inc. (a)	2,100	42,441
Watsco, Inc.	890	37,914
Trading Companies & Distributors Total		428,929
INDUSTRIALS TOTAL		27,427,597
INFORMATION TECHNOLOGY – 9.8%
Communications Equipment – 1.5%
ADTRAN, Inc.	680	16,816
Anaren, Inc. (a)	1,076	14,149
Andrew Corp. (a)	7,700	98,252
Audiocodes Ltd. (a)	672	6,686
Avocent Corp. (a)	2,083	54,450
Belden CDT, Inc.	490	10,388

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Black Box Corp.	310	10,974
Cisco Systems, Inc. (a)	111,203	2,125,089
Comverse Technology, Inc. (a)	7,230	170,990
Finisar Corp. (a)	10,395	10,915
Foundry Networks, Inc. (a)	6,455	55,707
Harris Corp.	2,230	69,598
Inter-Tel, Inc.	82	1,526
Juniper Networks, Inc. (a)	19,600	493,528
NICE Systems Ltd., ADR (a)	1,200	47,364
Nokia Oyj	20,750	344,961
Nokia OYJ, ADR	60,409	1,005,206
Packeteer, Inc. (a)	353	4,977
Plantronics, Inc.	350	12,726
QUALCOMM, Inc.	29,550	975,445
Tandberg ASA	8,700	92,805
Telefonaktiebolaget LM Ericsson, ADR (a)	7,700	246,015
Tollgrade Communications, Inc. (a)	830	6,225
Communications Equipment Total		5,874,792
Computers & Peripherals – 1.8%
ATI Technologies, Inc. (a)	2,200	26,070
Dell, Inc. (a)	48,775	1,927,100
Electronics for Imaging, Inc. (a)	270	5,681
EMC Corp. (a)	58,670	804,366
Hewlett-Packard Co.	23,040	541,670
Imation Corp.	400	15,516
Intergraph Corp. (a)	300	10,338
International Business Machines Corp.	34,816	2,583,347
Lexmark International, Inc., Class A (a)	9,828	637,149
Neoware Systems, Inc. (a)	123	1,260
Network Appliance, Inc. (a)	2,890	81,700
SanDisk Corp. (a)	3,350	79,496
SimpleTech, Inc. (a)	11,000	42,130
Toshiba Corp.	51,000	202,132
Computers & Peripherals Total		6,957,955
Electronic Equipment & Instruments – 0.3%
Aeroflex, Inc. (a)	95	797
Agilent Technologies, Inc. (a)	2,300	52,946
Agilysys, Inc.	630	9,891

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Amphenol Corp., Class A	2,300	92,391
Anixter International, Inc. (a)	1,910	70,995
Applied Films Corp. (a)	2,155	55,168
Arrow Electronics, Inc. (a)	2,700	73,332
AVX Corp.	4,000	48,480
Benchmark Electronics, Inc. (a)	560	17,035
Brightpoint, Inc. (a)	1,180	26,184
Daktronics, Inc.	1,368	27,374
Flextronics International Ltd. (a)	3,300	43,593
FLIR Systems, Inc. (a)	383	11,429
Global Imaging Systems, Inc. (a)	2,819	89,813
HOYA Corp.	1,200	137,879
Ingram Micro, Inc., Class A (a)	1,700	26,622
Itron, Inc. (a)	930	41,553
Littelfuse, Inc. (a)	2,000	55,700
Mettler-Toledo International, Inc. (a)	1,400	65,212
MTS Systems Corp.	570	19,141
Photon Dynamics, Inc. (a)	2,000	41,220
Plexus Corp. (a)	3,010	42,832
TDK Corp.	2,000	135,739
Tektronix, Inc.	1,900	44,213
Vishay Intertechnology, Inc. (a)	1,710	20,298
Woodward Governor Co.	280	23,528
Electronic Equipment & Instruments Total		1,273,365
Internet Software & Services – 0.5%
CNET Networks, Inc. (a)	670	7,866
Corillian Corp. (a)	11,478	35,582
Digital River, Inc. (a)	1,290	40,957
Digitas, Inc. (a)	7,882	89,934
EarthLink, Inc. (a)	1,910	16,541
Equinix, Inc. (a)	1,368	59,289
InfoSpace, Inc. (a)	1,800	59,274
Keynote Systems, Inc. (a)	990	11,553
NIWS Co., Ltd. (a)	84	110,080
Secure Computing Corp. (a)	583	6,343
ValueClick, Inc. (a)	630	7,768
VeriSign, Inc. (a)	2,370	68,161
Yahoo!, Inc. (a)	34,860	1,207,899
Internet Software & Services Total		1,721,247

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 0.6%
Accenture Ltd., Class A (a)	37,483	849,740
Acxiom Corp.	750	15,660
Affiliated Computer Services, Inc., Class A (a)	2,600	132,860
Alliance Data Systems Corp. (a)	3,850	156,156
Anteon International Corp. (a)	94	4,288
Automatic Data Processing, Inc.	9,327	391,454
Cognizant Technology Solutions Corp., Class A (a)	10,500	494,865
Euronet Worldwide, Inc. (a)	327	9,506
Fiserv, Inc. (a)	2,010	86,329
MAXIMUS, Inc.	1,300	45,877
MPS Group, Inc. (a)	2,810	26,470
MTC Technologies, Inc. (a)	2,561	94,322
Paychex, Inc.	1,650	53,691
Sykes Enterprises, Inc. (a)	689	6,546
IT Services Total		2,367,764
Office Electronics – 0.2%
Canon, Inc.	6,300	330,049
Xerox Corp. (a)	38,466	530,446
Zebra Technologies Corp., Class A (a)	925	40,506
Office Electronics Total		901,001
Semiconductors & Semiconductor Equipment – 2.1%
Advanced Micro Devices, Inc. (a)	2,520	43,697
Altera Corp. (a)	28,650	567,843
ARM Holdings PLC	57,300	115,772
ATMI, Inc. (a)	350	10,153
Broadcom Corp., Class A (a)	6,800	241,468
Brooks Automation, Inc. (a)	1,298	19,275
Cymer, Inc. (a)	320	8,432
Cypress Semiconductor Corp. (a)	4,900	61,691
DSP Group, Inc. (a)	1,421	33,919
Entegris, Inc. (a)	8,600	85,140
Exar Corp. (a)	970	14,443
Fairchild Semiconductor International, Inc. (a)	520	7,670
FEI Co. (a)	2,900	66,149
Integrated Circuit Systems, Inc. (a)	265	5,470
Integrated Device Technology, Inc. (a)	1,152	12,384

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Intel Corp.	80,287	2,092,279
IXYS Corp. (a)	6,700	95,006
KLA-Tencor Corp.	1,580	69,046
Lam Research Corp. (a)	1,600	46,304
Leadis Technology, Inc. (a)	2,734	22,009
Linear Technology Corp.	16,740	614,191
Marvell Technology Group Ltd. (a)	10,640	404,746
MEMC Electronic Materials, Inc. (a)	37,520	591,690
Microchip Technology, Inc.	11,510	340,926
Microsemi Corp. (a)	70	1,316
Mykrolis Corp. (a)	4,300	61,103
National Semiconductor Corp.	2,590	57,058
NVIDIA Corp. (a)	4,050	108,216
Samsung Electronics Co., Ltd., Registered Shares, GDR	876	208,318
Silicon Image, Inc. (a)	2,125	21,802
Silicon Storage Technology, Inc. (a)	6,888	27,759
Standard Microsystems Corp. (a)	870	20,341
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	74,172	676,447
Tessera Technologies, Inc. (a)	76	2,539
Texas Instruments, Inc.	50,730	1,423,991
Ultratech, Inc. (a)	3,444	63,025
Virage Logic Corp. (a)	5,880	60,564
Semiconductors & Semiconductor Equipment Total		8,302,182
Software – 2.8%
Activision, Inc. (a)	1,300	21,476
Amdocs Ltd. (a)	3,260	86,162
American Reprographics Co. (a)	650	10,459
ANSYS, Inc. (a)	204	7,271
Autodesk, Inc.	15,820	543,733
Cadence Design Systems, Inc. (a)	1,500	20,490
Captaris, Inc. (a)	1,990	8,239
Captiva Software Corp. (a)	5,059	73,052
Check Point Software Technologies Ltd. (a)	4,360	86,328
Citrix Systems, Inc. (a)	5,510	119,347
Electronic Arts, Inc. (a)	13,390	758,008
Epicor Software Corp. (a)	4,515	59,598
FileNET Corp. (a)	2,000	50,280
Hyperion Solutions Corp. (a)	2,526	101,646

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Internet Security Systems, Inc. (a)	730	14,812
Kronos, Inc. (a)	205	8,280
Lawson Software, Inc. (a)	990	5,099
Macromedia, Inc. (a)	1,160	44,335
Magma Design Automation, Inc. (a)	3,667	30,656
Manhattan Associates, Inc. (a)	2,830	54,364
McAfee, Inc. (a)	1,970	51,575
Mercury Interactive Corp. (a)	3,150	120,834
Micromuse, Inc. (a)	7,534	42,642
MICROS Systems, Inc. (a)	470	21,032
Microsoft Corp.	163,071	4,050,684
MSC.Software Corp. (a)	1,270	17,462
NAVTEQ Corp. (a)	14,500	539,110
Open Solutions, Inc. (a)	843	17,121
OpenTV Corp., Class A (a)	9,011	24,690
Oracle Corp. (a)	37,500	495,000
PLATO Learning, Inc. (a)	1,610	11,882
Progress Software Corp. (a)	354	10,673
Quest Software, Inc. (a)	52	709
RSA Security, Inc. (a)	2,179	25,015
Sage Group PLC	66,200	264,243
SAP AG	1,867	323,961
SAP AG, ADR	35,030	1,516,799
ScanSoft, Inc. (a)	5,223	19,743
SeaChange International, Inc. (a)	3,338	23,433
Sybase, Inc. (a)	810	14,863
Symantec Corp. (a)	37,360	812,206
Take-Two Interactive Software, Inc. (a)	510	12,979
THQ, Inc. (a)	340	9,952
Transaction Systems Architects, Inc., Class A (a)	950	23,398
Verint Systems, Inc. (a)	1,700	54,672
VERITAS Software Corp. (a)	6,380	155,672
Software Total		10,763,985
INFORMATION TECHNOLOGY TOTAL		38,162,291
MATERIALS – 2.0%
Chemicals – 1.3%
Agrium, Inc.	3,500	68,635
Air Products & Chemicals, Inc.	26,285	1,584,985

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Airgas, Inc.	2,562	63,205
BASF AG	1,978	130,966
Celanese Corp., Series A (a)	3,400	54,026
Cytec Industries, Inc.	450	17,910
Eastman Chemical Co.	800	44,120
Engelhard Corp.	1,900	54,245
H.B. Fuller Co.	670	22,820
Landec Corp. (a)	5,721	37,187
Lubrizol Corp.	2,100	88,221
Minerals Technologies, Inc.	340	20,944
Nalco Holding Co. (a)	2,900	56,927
Novozymes A/S, Class B	2,850	140,809
Potash Corp. of Saskatchewan, Inc.	2,870	274,315
PPG Industries, Inc.	5,577	350,013
Praxair, Inc.	21,090	982,794
Rohm and Haas Co.	1,800	83,412
Schulman (A.), Inc.	900	16,101
Sensient Technologies Corp.	580	11,954
Shin-Etsu Chemical Co., Ltd.	5,000	188,995
Solvay SA, Class A	1,100	112,815
Stepan Co.	480	10,608
Sumitomo Chemical Co., Ltd.	63,000	288,445
Symyx Technologies, Inc. (a)	259	7,247
Syngenta AG (a)	2,556	261,444
Teijin Ltd.	29,000	134,344
UAP Holding Corp.	1,727	28,668
Zoltek Companies, Inc. (a)	3,270	36,722
Chemicals Total		5,172,877
Construction Materials – 0.0%
Eagle Materials, Inc.	370	34,258
Martin Marietta Materials, Inc.	1,200	82,944
Construction Materials Total		117,202
Containers & Packaging – 0.0%
AptarGroup, Inc.	330	16,764
Bemis Co.	1,900	50,426
Crown Holdings, Inc. (a)	2,800	39,844
Greif, Inc., Class A	570	34,827
Containers & Packaging Total		141,861
Metals & Mining – 0.2%
Allegheny Technologies, Inc.	1,160	25,590

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Alpha Natural Resources, Inc. (a)	640	15,283
AMCOL International Corp.	3,520	66,141
Carpenter Technology Corp.	200	10,360
Cleveland-Cliffs, Inc.	320	18,483
Foundation Coal Holdings, Inc.	182	4,721
Freeport-McMoRan Copper & Gold, Inc., Class B	3,460	129,542
Inco Ltd.	2,250	84,938
Metal Management, Inc.	560	10,836
Peabody Energy Corp.	2,160	112,406
Phelps Dodge Corp.	1,430	132,275
Reliance Steel & Aluminum Co.	256	9,490
RTI International Metals, Inc. (a)	500	15,705
Worthington Industries, Inc.	520	8,216
Metals & Mining Total		643,986
Paper & Forest Products – 0.5%
Georgia-Pacific Corp.	2,500	79,500
Glatfelter	1,220	15,128
MeadWestvaco Corp.	34,741	974,138
Mercer International, Inc. (a)	1,730	12,612
Weyerhaeuser Co.	10,630	676,599
Paper & Forest Products Total		1,757,977
MATERIALS TOTAL		7,833,903
TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.2%
BellSouth Corp.	23,999	637,654
BT Group PLC	40,798	167,391
C-COR, Inc.	63	431
Deutsche Telekom AG, Registered Shares	11,253	207,748
France Telecom SA	8,900	258,294
Koninklijke (Royal) KPN NV	10,784	90,231
Nippon Telegraph & Telephone Corp.	32	137,179
North Pittsburgh Systems, Inc.	600	11,736
Portugal Telecom, SGPS, SA, Registered Shares	14,100	134,196
Qwest Communications International, Inc. (a)	1	4
SBC Communications, Inc.	69,552	1,651,860
Singapore Telecommunications Ltd.	94,000	154,630

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Verizon Communications, Inc.	37,485	1,295,107
Diversified Telecommunication Services Total		4,746,461
Wireless Telecommunication Services – 0.5%
Alamosa Holdings, Inc. (a)	1,142	15,874
American Tower Corp., Class A (a)	5,660	118,973
China Mobile Hong Kong Ltd.	63,000	232,935
Crown Castle International Corp. (a)	6,820	138,582
Millicom International Cellular SA (a)	7,245	132,873
NTT DoCoMo, Inc.	83	122,035
Price Communications Corp. (a)	770	13,321
SBA Communications Corp., Class A (a)	2,192	29,592
SpectraLink Corp.	369	3,882
SpectraSite, Inc. (a)	1,520	113,134
Telephone & Data Systems, Inc.	1,800	73,458
Telephone & Data Systems, Inc., Special Shares	1,800	69,012
VimpelCom, ADR (a)	1,460	49,684
Vodafone Group PLC	338,200	821,702
Western Wireless Corp., Class A (a)	1,000	42,300
Wireless Telecommunication Services Total		1,977,357
TELECOMMUNICATION SERVICES TOTAL		6,723,818
UTILITIES – 1.9%
Electric Utilities – 1.3%
ALLETE, Inc.	350	17,465
American Electric Power Co., Inc.	11,619	428,393
Central Vermont Public Service Corp.	840	15,540
CH Energy Group, Inc.	570	27,719
E.ON AG	2,879	255,334
Edison International	2,100	85,155
El Paso Electric Co. (a)	960	19,632
Enel S.p.A.	39,804	345,602
Entergy Corp.	13,421	1,013,957
Exelon Corp.	17,147	880,156
Fortum Oyj	17,400	278,738
FPL Group, Inc.	11,704	492,270
Maine & Maritimes Corp.	190	4,655
MGE Energy, Inc.	330	12,005
Otter Tail Corp.	480	13,118
PG&E Corp.	16,458	617,833

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
PPL Corp.	900	53,442
Puget Energy, Inc.	820	19,172
Reliant Energy, Inc. (a)	3,600	44,568
Scottish & Southern Energy PLC	6,300	113,900
Tokyo Electric Power Co., Inc.	12,000	286,489
Electric Utilities Total		5,025,143
Gas Utilities – 0.1%
AGL Resources, Inc.	1,200	46,380
Cascade Natural Gas Corp.	360	7,380
Energen Corp.	2,410	84,470
Northwest Natural Gas Co.	270	10,325
Tokyo Gas Co., Ltd.	54,000	201,654
WGL Holdings, Inc.	290	9,756
Gas Utilities Total		359,965
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	12,660	207,371
TXU Corp.	7,385	613,619
Independent Power Producers & Energy Traders Total		820,990
Multi - Utilities – 0.3%
Constellation Energy Group, Inc.	2,400	138,456
Dominion Resources, Inc.	5,769	423,387
Energy East Corp.	2,300	66,654
National Grid Transco PLC	25,700	248,491
Sempra Energy	1,100	45,441
Veolia Environnement	11,700	437,552
Multi - Utilities Total		1,359,981
UTILITIES TOTAL		7,566,079

Total Common Stocks (cost of $214,496,833)		248,428,535

	Par ($)
Corporate Fixed-Income Bonds & Notes – 12.4%
BASIC MATERIALS – 0.5%
Chemicals – 0.1%
Airgas, Inc.
6.250% 07/15/14	5,000	5,100
9.125% 10/01/11	250,000	270,312
EquiStar Chemicals LP
10.125% 09/01/08	25,000	27,063

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
	10.625% 05/01/11	85,000	94,350
Nalco Co.	7.750% 11/15/11	115,000	122,331
Chemicals Total			519,156
Forest Products & Paper – 0.2%
Boise Cascade LLC	7.125% 10/15/14(b)	190,000	186,675
International Paper Co.	4.250% 01/15/09	375,000	370,095
Westvaco Corp.	8.200% 01/15/30	225,000	294,354
Forest Products & Paper Total			851,124
Iron / Steel – 0.1%
Russel Metals, Inc.	6.375% 03/01/14	130,000	124,475
United States Steel Corp.	9.750% 05/15/10	40,000	43,100
Iron / Steel Total			167,575
Metals & Mining – 0.1%
Alcan, Inc.	4.500% 05/15/13	400,000	394,992
Metals & Mining Total			394,992
BASIC MATERIALS TOTAL			1,932,847
COMMUNICATIONS – 1.5%
Advertising – 0.2%
Lamar Media Corp.	7.250% 01/01/13	300,000	318,000
R.H. Donnelley Finance Corp.	10.875% 12/15/12(b)	225,000	262,125
Advertising Total			580,125
Media – 0.6%
Comcast Corp.	7.625% 04/15/08	525,000	569,347
Dex Media West LLC	5.875% 11/15/11	270,000	265,950
DirecTV Holdings LLC	8.375% 03/15/13	229,000	253,045
EchoStar DBS Corp.
	5.750% 10/01/08	210,000	209,475
	6.625% 10/01/14	40,000	39,500
Emmis Operating Co.	6.875% 05/15/12	85,000	84,363
LIN Television Corp.	6.500% 05/15/13	175,000	166,687
Rogers Cable, Inc.
	6.250% 06/15/13	225,000	224,437
	7.875% 05/01/12	35,000	38,063
Time Warner, Inc.	6.625% 05/15/29	425,000	475,090
Media Total			2,325,957
Telecommunications – 0.7%
Deutsche Telekom International Finance	8.000% 06/15/10	400,000	466,648
New Cingular Wireless Services Inc.	8.750% 03/01/31	225,000	315,589
Nextel Communications, Inc.
	5.950% 03/15/14	20,000	20,775

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
	7.375% 08/01/15	250,000	270,000
Rogers Wireless, Inc.
	7.500% 03/15/15	110,000	119,350
	8.000% 12/15/12	90,000	96,750
Sprint Capital Corp.	6.875% 11/15/28	275,000	315,887
Verizon Global Funding Corp.	7.750% 12/01/30	700,000	901,096
Vodafone Group PLC	7.750% 02/15/10	225,000	256,901
Telecommunications Total			2,762,996
COMMUNICATIONS TOTAL			5,669,078
CONSUMER CYCLICAL – 1.4%

Airlines – 0.3%
United Air Lines, Inc.	7.032% 10/01/10(c)	585,035	555,783
	9.200% 03/22/08(d)	1,014,042	486,740
Airlines Total			1,042,523
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.	8.500% 01/18/31	225,000	283,255
Auto Manufacturers Total			283,255
Auto Parts & Equipment – 0.0%
TRW Automotive, Inc.	9.375% 02/15/13	55,000	61,050
Auto Parts & Equipment Total			61,050
Entertainment – 0.1%
Cinemark USA, Inc.	9.000% 02/01/13	165,000	170,775
Speedway Motorsports, Inc.	6.750% 06/01/13	167,000	173,262
Warner Music Group	7.375% 04/15/14	125,000	126,563
Entertainment Total			470,600
Home Builders – 0.1%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	60,000	58,950
	6.375% 12/15/14	50,000	49,375
	6.500% 01/15/14	20,000	20,000
KB Home	8.625% 12/15/08	150,000	163,875
Toll Corp.	8.250% 12/01/11	165,000	177,788
Home Builders Total			469,988
Leisure Time – 0.1%
K2, Inc.	7.375% 07/01/14	75,000	78,750
Leslie’s Poolmart	7.750% 02/01/13	105,000	106,050
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	80,000	83,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
	6.875% 12/01/13	100,000	106,500
	8.750% 02/02/11	145,000	167,113
Leisure Time Total			541,813
Lodging – 0.4%
Caesars Entertainment, Inc.
	7.875% 03/15/10	40,000	44,300
	8.875% 09/15/08	35,000	38,675
	9.375% 02/15/07	35,000	37,625
Kerzner International Ltd.	8.875% 08/15/11	170,000	181,900
MGM Mirage
	6.000% 10/01/09	95,000	95,594
	8.500% 09/15/10	245,000	270,725
Starwood Hotels & Resorts Worldwide, Inc.	7.875% 05/01/12	150,000	169,125
Station Casinos, Inc.	6.500% 02/01/14	345,000	353,194
Wynn Las Vegas LLC	6.625% 12/01/14	175,000	170,187
Lodging Total			1,361,325
Retail – 0.3%
AutoNation, Inc.	9.000% 08/01/08	160,000	175,200
Couche-Tard	7.500% 12/15/13	165,000	174,487
Domino’s, Inc.	8.250% 07/01/11	115,000	123,625
Group 1 Automotive, Inc.	8.250% 08/15/13	90,000	90,900
Suburban Propane Partners LP	6.875% 12/15/13	145,000	137,750
Wal-Mart Stores, Inc.	4.000% 01/15/10	600,000	596,262
Retail Total			1,298,224
CONSUMER CYCLICAL TOTAL			5,528,778

CONSUMER NON-CYCLICAL – 1.4%
Beverages – 0.3%
Constellation Brands, Inc.	8.125% 01/15/12	300,000	320,250
Cott Beverages, Inc.	8.000% 12/15/11	320,000	340,800
Diageo Capital PLC	3.375% 03/20/08	550,000	539,203
Beverages Total			1,200,253
Commercial Services – 0.2%
Corrections Corp. of America
	6.250% 03/15/13	50,000	49,625
	7.500% 05/01/11	200,000	208,000
Iron Mountain, Inc.
	7.750% 01/15/15	10,000	10,100
	8.625% 04/01/13	250,000	258,750
Stewart Enterprises, Inc.	6.250% 02/15/13(b)	85,000	84,362

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
United Rentals, Inc.	7.000% 02/15/14	150,000	143,250
Commercial Services Total			754,087
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.	4.750% 06/15/07	550,000	558,641
Cosmetics/Personal Care Total			558,641
Food – 0.3%
Del Monte Corp.	6.750% 02/15/15(b)	100,000	101,500
General Mills, Inc.	2.625% 10/24/06	500,000	490,935
Kroger Co.	6.200% 06/15/12	450,000	482,373
Food Total			1,074,808
Healthcare Services – 0.4%
Coventry Health Care, Inc.	5.875% 01/15/12	175,000	178,062
Extendicare Health Services, Inc.
	6.875% 05/01/14	85,000	84,363
	9.500% 07/01/10	15,000	16,238
HCA, Inc.	6.950% 05/01/12	250,000	266,097
Select Medical Corp.	7.625% 02/01/15(b)	90,000	88,650
Triad Hospitals, Inc.
	7.000% 05/15/12	225,000	236,250
	7.000% 11/15/13	30,000	30,900
UnitedHealth Group, Inc.	3.375% 08/15/07	600,000	590,442
Healthcare Services Total			1,491,002
Household Products/Wares – 0.0%
Scotts Co.	6.625% 11/15/13	175,000	182,000
Household Products/Wares Total			182,000
Pharmaceuticals – 0.1%
AmerisourceBergen Corp.	8.125% 09/01/08	120,000	130,350
Omnicare, Inc.	8.125% 03/15/11	175,000	184,844
Pharmaceuticals Total			315,194
CONSUMER NON-CYCLICAL TOTAL			5,575,985
ENERGY – 1.1%
Coal – 0.2%
Arch Western Finance LLC	6.750% 07/01/13	260,000	268,450
Peabody Energy Corp.
	5.875% 04/15/16	75,000	75,000
	6.875% 03/15/13	260,000	276,900
Coal Total			620,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 0.4%
Chesapeake Energy Corp.
	6.375% 06/15/15(b)	150,000	153,375
	7.500% 09/15/13	160,000	172,000
	7.750% 01/15/15	25,000	27,000
Marathon Oil Corp.	6.800% 03/15/32	375,000	439,631
Newfield Exploration Co.	6.625% 09/01/14	255,000	266,475
Plains Exploration & Production Co.	7.125% 06/15/14	205,000	219,350
Pogo Producing Co.	6.625% 03/15/15(b)	130,000	133,900
Pride International, Inc.	7.375% 07/15/14	120,000	131,250
Vintage Petroleum, Inc.	7.875% 05/15/11	165,000	174,075
Oil & Gas Total			1,717,056
Oil & Gas Services – 0.1%
Grant Prideco, Inc.	9.000% 12/15/09	25,000	27,375
Hornbeck Offshore Services, Inc.	6.125% 12/01/14	130,000	130,975
Universal Compression, Inc.	7.250% 05/15/10	155,000	161,588
Oil & Gas Services Total			319,938
Oil, Gas & Consumable Fuels – 0.1%
Devon Energy Corp.	7.950% 04/15/32	350,000	460,180
Oil, Gas & Consumable Fuels Total			460,180
Pipelines – 0.3%
Kinder Morgan Energy Partners LP	7.300% 08/15/33	500,000	608,690
MarkWest Energy Partners LP	6.875% 11/01/14(b)	115,000	113,850
Williams Companies, Inc.
	7.125% 09/01/11	35,000	37,887
	8.125% 03/15/12	205,000	234,725
Pipelines Total			995,152
ENERGY TOTAL			4,112,676
FINANCIALS – 4.1%
Banks – 0.9%
HSBC Capital Funding LP	9.547% 12/31/49(b)	800,000	972,712
Rabobank Capital Funding II	5.260% 12/31/49(b)	850,000	871,973
Wachovia Corp.	4.875% 02/15/14	825,000	844,973
Wells Fargo & Co.	3.419% 03/10/08(e)	1,050,000	1,042,965
Banks Total			3,732,623
Diversified Financial Services – 2.5%
American Express Credit Corp.	3.000% 05/16/08	600,000	581,736
Capital One Bank	4.875% 05/15/08	275,000	278,916
Caterpillar Financial Services Corp.	3.625% 11/15/07	350,000	345,972
Citicorp	8.040% 12/15/19(b)	1,900,000	2,440,550
Countrywide Home Loans, Inc.	2.875% 02/15/07	450,000	440,874
Credit Suisse First Boston USA, Inc.	4.625% 01/15/08	600,000	607,362

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Ford Motor Credit Co.	7.375% 10/28/09	775,000	762,119
Goldman Sachs Group, Inc.	6.345% 02/15/34	475,000	517,707
John Deere Capital Corp.	4.625% 04/15/09	500,000	506,055
JPMorgan Chase Capital XV	5.875% 03/15/35	600,000	618,096
Merrill Lynch & Co., Inc.	4.125% 01/15/09	575,000	574,040
Morgan Stanley	6.750% 04/15/11	570,000	633,424
SLM Corp.	5.125% 08/27/12	800,000	830,096
UFJ Finance Aruba AEC	6.750% 07/15/13	575,000	643,195
Diversified Financial Services Total			9,780,142
Insurance – 0.5%
American International Group, Inc.	2.875% 05/15/08	850,000	817,768
Prudential Insurance Co. of America	7.650% 07/01/07(b)	1,000,000	1,063,550
Insurance Total			1,881,318
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.	6.450% 06/25/12	525,000	567,672
Host Marriott LP	6.375% 03/15/15(b)	90,000	89,100
iStar Financial, Inc.
	5.125% 04/01/11	25,000	25,014
	7.000% 03/15/08	75,000	79,291
Real Estate Investment Trusts (REITs) Total			761,077
FINANCIALS TOTAL			16,155,160
INDUSTRIALS – 1.5%
Aerospace & Defense – 0.3%
L-3 Communications Corp.
	6.125% 07/15/13	20,000	20,100
	7.625% 06/15/12	300,000	319,500
Raytheon Co.	8.300% 03/01/10	500,000	579,320
TransDigm, Inc.	8.375% 07/15/11	165,000	173,663
Aerospace & Defense Total			1,092,583
Electronics – 0.0%
Fisher Scientific International, Inc.	6.750% 08/15/14	165,000	172,838
Electronics Total			172,838
Environmental Control – 0.2%
Allied Waste North America, Inc.
	6.375% 04/15/11	65,000	62,075
	9.250% 09/01/12	100,000	107,500
Waste Management, Inc.	7.375% 08/01/10	500,000	558,680
Environmental Control Total			728,255

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Hand / Machine Tools – 0.0%
Kennametal, Inc.	7.200% 06/15/12	125,000	139,471
Hand / Machine Tools Total			139,471
Machinery - Diversified – 0.1%
Manitowoc Co., Inc.	7.125% 11/01/13	45,000	46,744
Westinghouse Air Brake Technologies Corp.	6.875% 07/31/13	175,000	178,937
Machinery - Diversified Total			225,681
Miscellaneous Manufacturing – 0.3%
General Electric Co.	5.000% 02/01/13	1,025,000	1,058,097
Miscellaneous Manufacturing Total			1,058,097
Packaging & Containers – 0.3%
Ball Corp.	6.875% 12/15/12	330,000	347,325
Jefferson Smurfit Corp.	8.250% 10/01/12	200,000	201,500
Owens-Brockway Glass Container	6.750% 12/01/14	25,000	25,406
Owens-Illinois, Inc.	7.500% 05/15/10	240,000	252,000
Silgan Holdings, Inc.	6.750% 11/15/13	350,000	357,875
Smurfit-Stone Container Corp.	8.375% 07/01/12	125,000	126,250
Packaging & Containers Total			1,310,356
Transportation – 0.3%
FedEx Corp.	7.530% 09/23/06	243,899	250,838
Offshore Logistics, Inc.	6.125% 06/15/13	155,000	149,381
Overseas Shipholding Group	8.250% 03/15/13	120,000	125,400
Teekay Shipping Corp.	8.875% 07/15/11	415,000	472,063
Transportation Total			997,682
INDUSTRIALS TOTAL			5,724,963
TECHNOLOGY – 0.1%
Computers – 0.1%
IBM Corp.	5.875% 11/29/32	325,000	361,251
Computers Total			361,251
Semiconductors – 0.0%
Freescale Semiconductor, Inc.	6.875% 07/15/11	150,000	159,375
Semiconductors Total			159,375
TECHNOLOGY TOTAL			520,626
UTILITIES – 0.8%
Electric – 0.7%
AES Corp.	7.750% 03/01/14	225,000	243,562
Exelon Generation Co. LLC	6.950% 06/15/11	400,000	447,884
Nevada Power Co.
	5.875% 01/15/15(b)	65,000	65,000
	6.500% 04/15/12	50,000	52,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
NorthWestern Corp.	5.875% 11/01/14(b)	10,000	10,150
Scottish Power PLC	4.910% 03/15/10	525,000	529,867
Southern Power Co.	6.250% 07/15/12	410,000	449,143
TECO Energy, Inc.
	6.750% 05/01/15(b)	65,000	68,738
	7.000% 05/01/12	65,000	70,037
Texas Genco LLC	6.875% 12/15/14(b)	170,000	178,925
Virginia Electric & Power Co.	5.375% 02/01/07	625,000	636,244
Electric Total			2,751,550
Gas – 0.1%
Sempra Energy	4.750% 05/15/09	275,000	276,793
Gas Total			276,793
UTILITIES TOTAL			3,028,343

	Total Corporate Fixed-Income Bonds & Notes (cost of $47,318,861)		48,248,456
Mortgage-Backed Securities – 8.4%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
Federal Home Loan Mortgage Corp.	4.500% 03/15/18	2,000,000	2,005,362
Federal National Mortgage Association	5.000% 12/25/15	1,200,000	1,216,001
MORTGAGE - BACKED SECURITIES – 7.6%
Federal Home Loan Mortgage Corp.
	6.500% 02/01/11–07/01/31	1,192,488	1,239,319
	7.000% 07/01/28–08/01/31	472,017	497,295
	7.500% 07/01/15–01/01/30	104,287	111,309
	8.000% 09/01/15	69,662	74,470
	TBA
	5.000% 12/01/35	1,908,000	1,899,652
Federal National Mortgage Association
	5.000% 01/01/18–06/01/18	6,658,240	6,738,371
	5.500% 05/01/16–10/01/33	6,903,115	7,023,832
	6.000% 01/01/09–06/01/14	351,333	363,474
	6.120% 10/01/08	2,293,980	2,261,576
	6.500% 03/01/11–10/01/31	940,630	975,783
	7.000% 03/01/15–07/01/32	595,701	627,176
	7.500% 06/01/15–08/01/31	301,639	320,330
	8.000% 12/01/29–07/01/31	182,286	196,108
	TBA
	5.000% 12/01/35	4,577,000	4,571,370

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
MORTGAGE - BACKED SECURITIES – (continued)
Government National Mortgage Association
	6.000% 04/15/13–01/15/29	608,122	628,563
	6.500% 05/15/13–07/15/31	1,219,457	1,275,773
	7.000% 11/15/13–06/15/31	602,819	635,333
	7.500% 06/15/23–09/15/29	199,855	214,367
	8.000% 07/15/25	22,049	23,859
	8.500% 12/15/30	7,631	8,319
	9.000% 12/15/17	55,884	60,836

	Total Mortgage-Backed Securities (cost of $32,431,574)		32,968,478
Government Agencies & Obligations – 4.3%
FOREIGN GOVERNMENT BONDS – 0.4%
Province of Quebec	7.000% 01/30/07	800,000	839,288
United Mexican States	7.500% 04/08/33	550,000	627,825
FOREIGN GOVERNMENT BONDS TOTAL			1,467,113
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 3.9%
Federal Home Loan Bank System	2.250% 05/15/06	125,000	123,398
Federal National Mortgage Association
	4.625% 10/15/14	1,355,000	1,389,653
	6.625% 09/15/09	1,900,000	2,093,718
U.S. Treasury Bonds
	4.750% 05/15/14	740,000	785,209
	6.250% 08/15/23	3,975,000	4,953,689
U.S. Treasury Notes
	3.375% 10/15/09	2,275,000	2,243,009
	4.250% 11/15/13	3,500,000	3,585,449
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL			15,174,125

	Total Government Agencies & Obligations (cost of $15,976,772)		16,641,238
Asset-Backed Securities – 3.9%
AmeriCredit Automobile Receivables Trust	3.930% 10/06/11	950,000	944,794
California Infrastructure	6.420% 12/26/09	2,000,000	2,091,180
Capital One Multi-Asset Execution Trust	3.650% 07/15/11	1,360,000	1,346,645
Chase Manhattan Auto Owner Trust	3.800% 05/15/08	479,974	480,118
Chemical Bank Master Credit Card Trust I	5.980% 09/15/08	1,550,000	1,567,298
Citibank Credit Card Issuance Trust
	2.900% 05/17/10	1,200,000	1,164,840
	4.950% 02/09/09	225,000	228,501

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Consumer Funding LLC	5.430% 04/20/15	820,000	871,012
Green Tree Financial Corp.	6.870% 01/15/29	258,048	274,294
Navistar Financial Corp. Owner Trust	3.250% 10/15/10	2,600,000	2,563,782
Origen Manufactured Housing	3.380% 08/15/17	870,000	850,173
PG&E Energy Recovery Funding LLC	3.870% 06/25/11	990,000	986,624
Providian Gateway Master Trust	3.350% 09/15/11(b)	250,000	246,062
Standard Credit Card Master Trust	6.550% 10/07/07	1,395,000	1,405,170

	Total Asset-Backed Securities (cost of $15,361,473)		15,020,493
Collateralized Mortgage Obligations – 2.1%
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
American Mortgage Trust	8.445% 09/27/22	23,178	18,543
Rural Housing Trust	6.330% 04/01/26	86,024	85,697
COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL			104,240
COMMERCIAL MORTGAGE - BACKED SECURITIES – 2.1%
First Union Chase Commercial Mortgage	6.645% 06/15/31	450,000	480,353
GS Mortgage Securities Corp. II	6.620% 10/18/30	2,000,000	2,104,320
JPMorgan Commercial Mortgage Finance Corp.	6.507% 10/15/35	1,600,000	1,688,432
LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	1,000,000	1,092,860
Wachovia Bank Commercial Mortgage Trust	3.989% 06/15/35	3,000,000	2,900,310
COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL			8,266,275

	Total Collateralized Mortgage Obligations (cost of $8,309,796)		8,370,515

		Shares
Investment Company – 0.8%
	iShares MSCI Malaysia Index Fund	15,600	107,952
	iShares MSCI Taiwan Index Fund	19,100	231,110
	iShares Russell 1000 Value Index Fund	42,759	2,849,460

	Total Investment Company (cost of $3,157,085)		3,188,522

		Shares	Value ($)
Preferred Stock – 0.1%
CONSUMER DISCRETIONARY – 0.1%
Automobiles – 0.1%
	Porsche AG	620	464,306
Automobiles Total			464,306
CONSUMER DISCRETIONARY TOTAL			464,306

	Total Preferred Stock (cost of $395,938)		464,306
Convertible Preferred Stock – 0.0%
BASIC MATERIALS – 0.0%
Chemicals – 0.0%
	Celanese Corp. (a)	300	7,350
Chemicals Total			7,350
BASIC MATERIALS TOTAL			7,350

	Total Convertible Preferred Stock (cost of $7,500)		7,350

		Par ($)
Convertible Bond – 0.0%
COMMUNICATIONS – 0.0%
Telecommunications – 0.0%
Lucent Technologies, Inc.	2.750% 06/15/25	31,418	36,317
Telecommunications Total			36,317
COMMUNICATIONS TOTAL			36,317

	Total Convertible Bond (cost of $35,917)		36,317
Short-Term Obligations – 6.5%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 1.0%
Federal National Mortgage Association	3.174% 09/14/05(f)	4,000,000	3,973,833
U.S. GOVERNMENT AGENCIES & OBLIGATION TOTAL			3,973,833
REPURCHASE AGREEMENT – 5.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Government Obligations with various maturities to 11/15/21, market value of $22,050,677 (repurchase proceeds $21,586,620)	21,585,000	21,585,000

	Total Short-Term Obligations (cost of $25,558,833)		25,558,833

	Total Investments – 102.1% (cost of $363,050,582)(g)(h)		398,933,045

	Other Assets & Liabilities, Net – (2.1)%		(8,202,464)

	Net Assets – 100.0%		390,730,581

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $7,131,197, which represents 1.8% of net assets.

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At June 30, 2005, the value of this security represents 0.2% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2005, the value of this security represents 0.1% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Cost for federal income tax purposes is $363,436,198.

(h)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$42,657,955	$(7,161,108)	$35,496,847

At June 30, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Notes	30	$6,230,625	$6,241,711	Jun-2005	$11,086

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Columbia Disciplined Value Fund

		Shares	Value ($)*
Common Stocks – 100.9%
CONSUMER DISCRETIONARY – 7.9%
Automobiles – 1.0%
	Ford Motor Co.	405,400	4,151,296
	Automobiles Total		4,151,296
Hotels, Restaurants & Leisure – 2.4%
	McDonald’s Corp.	373,700	10,370,175
	Hotels, Restaurants & Leisure Total		10,370,175
Media – 1.4%
	Time Warner, Inc. (a)	350,100	5,850,171
	Media Total		5,850,171
Multiline Retail – 1.1%
	Dillard’s, Inc., Class A	198,000	4,637,160
	Multiline Retail Total		4,637,160
Specialty Retail – 2.0%
	Barnes & Noble, Inc. (a)	224,100	8,695,080
	Specialty Retail Total		8,695,080
	CONSUMER DISCRETIONARY TOTAL		33,703,882
CONSUMER STAPLES – 8.1%
Beverages – 1.7%
	Coca-Cola Co.	172,900	7,218,575
	Beverages Total		7,218,575
Food & Staples Retailing – 1.5%
	Albertson’s, Inc.	197,300	4,080,164
	Costco Wholesale Corp.	57,300	2,568,186
	Food & Staples Retailing Total		6,648,350
Food Products – 1.9%
	Archer-Daniels-Midland Co.	201,500	4,308,070
	Tyson Foods, Inc., Class A	203,800	3,627,640
	Food Products Total		7,935,710
Household Products – 1.3%
	Procter & Gamble Co.	105,100	5,544,025
	Household Products Total		5,544,025
Tobacco – 1.7%
	Altria Group, Inc.	42,400	2,741,584
	UST, Inc.	103,200	4,712,112
	Tobacco Total		7,453,696
	CONSUMER STAPLES TOTAL		34,800,356
ENERGY – 13.1%
Oil, Gas & Consumable Fuels – 13.1%
	Amerada Hess Corp.	107,900	11,492,429
	ChevronTexaco Corp.	283,900	15,875,688

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Devon Energy Corp.	145,200	7,358,736
	Exxon Mobil Corp.	375,900	21,602,973
	Oil, Gas & Consumable Fuels Total		56,329,826
	ENERGY TOTAL		56,329,826
FINANCIALS – 31.9%
Capital Markets – 2.4%
	Mellon Financial Corp.	109,500	3,141,555
	State Street Corp.	144,700	6,981,775
	Capital Markets Total		10,123,330
Commercial Banks – 4.7%
	KeyCorp	67,000	2,221,050
	SunTrust Banks, Inc.	32,100	2,318,904
	Wachovia Corp.	317,300	15,738,080
	Commercial Banks Total		20,278,034
Diversified Financial Services – 11.4%
	Citigroup, Inc.	399,900	18,487,377
	JPMorgan Chase & Co.	550,100	19,429,532
	Nuveen Investments, Class A	93,900	3,532,518
	Principal Financial Group, Inc.	174,500	7,311,550
	Diversified Financial Services Total		48,760,977
Insurance – 11.2%
	American International Group, Inc.	52,200	3,032,820
	Chubb Corp.	75,500	6,463,555
	First American Corp.	150,000	6,021,000
	Hartford Financial Services Group, Inc.	166,800	12,473,304
	MBIA, Inc.	72,000	4,270,320
	Prudential Financial, Inc.	203,300	13,348,678
	SAFECO Corp.	41,200	2,238,808
	Insurance Total		47,848,485
Real Estate – 2.2%
	Annaly Mortgage Management, Inc., REIT	538,000	9,646,340
	Real Estate Total		9,646,340
	FINANCIALS TOTAL		136,657,166
HEALTH CARE – 5.0%
Health Care Providers & Services – 3.0%
	AmerisourceBergen Corp.	92,900	6,424,035
	Medco Health Solutions, Inc. (a)	118,800	6,339,168
	Health Care Providers & Services Total		12,763,203

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.0%
	Merck & Co., Inc.	88,600	2,728,880
	Pfizer, Inc.	215,000	5,929,700
	Pharmaceuticals Total		8,658,580
	HEALTH CARE TOTAL		21,421,783
INDUSTRIALS – 9.9%
Aerospace & Defense – 1.5%
	Boeing Co.	43,300	2,857,800
	Raytheon Co.	94,700	3,704,664
	Aerospace & Defense Total		6,562,464
Air Freight & Logistics – 1.0%
	FedEx Corp.	50,600	4,099,106
	Air Freight & Logistics Total		4,099,106
Commercial Services & Supplies – 1.7%
	Cendant Corp.	230,100	5,147,337
	R.R. Donnelley & Sons Co.	65,900	2,274,209
	Commercial Services & Supplies Total		7,421,546
Industrial Conglomerates – 4.8%
	General Electric Co.	589,900	20,440,035
	Industrial Conglomerates Total		20,440,035
Machinery – 0.9%
	Parker Hannifin Corp.	63,300	3,925,233
	Machinery Total		3,925,233
	INDUSTRIALS TOTAL		42,448,384
INFORMATION TECHNOLOGY – 6.6%
Computers & Peripherals – 3.2%
	International Business Machines Corp.	186,200	13,816,040
	Computers & Peripherals Total		13,816,040
IT Services – 0.5%
	Computer Sciences Corp. (a)	50,200	2,193,740
	IT Services Total		2,193,740
Semiconductors & Semiconductor Equipment – 0.9%
	Freescale Semiconductor, Inc., Class B (a)	180,700	3,827,226
	Semiconductors & Semiconductor Equipment Total		3,827,226

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 2.0%
	Microsoft Corp.	347,200	8,624,448
	Software Total		8,624,448
	INFORMATION TECHNOLOGY TOTAL		28,461,454
MATERIALS – 6.1%
Chemicals – 1.7%
	Monsanto Co.	117,963	7,416,334
	Chemicals Total		7,416,334
Metals & Mining – 1.9%
	Phelps Dodge Corp.	86,082	7,962,585
	Metals & Mining Total		7,962,585
Paper & Forest Products – 2.5%
	Georgia-Pacific Corp.	344,000	10,939,200
	Paper & Forest Products Total		10,939,200
	MATERIALS TOTAL		26,318,119
TELECOMMUNICATION SERVICES – 5.5%
Diversified Telecommunication Services – 4.9%
	CenturyTel, Inc.	64,800	2,244,024
	NTL, Inc. (a)	32,700	2,237,334
	SBC Communications, Inc.	690,500	16,399,375
	Diversified Telecommunication Services Total		20,880,733
Wireless Telecommunication Services – 0.6%
	Crown Castle International Corp. (a)	126,600	2,572,512
	Wireless Telecommunication Services Total		2,572,512
	TELECOMMUNICATION SERVICES TOTAL		23,453,245
UTILITIES – 6.8%
Electric Utilities – 4.7%
	American Electric Power Co., Inc.	70,000	2,580,900
	FirstEnergy Corp.	111,800	5,378,698
	PG&E Corp.	324,000	12,162,960
	Electric Utilities Total		20,122,558
Independent Power Producers & Energy Traders – 1.5%
	Duke Energy Corp.	216,500	6,436,545
	Independent Power Producers & Energy Traders Total		6,436,545

4

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi – Utilities – 0.6%
	Wisconsin Energy Corp.	61,100	2,382,900
	Multi-Utilities Total		2,382,900
	UTILITIES TOTAL		28,942,003
	Total Common Stocks (cost of $395,426,006)		432,536,218

		Par ($)
Short-Term Obligation – 0.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Note maturing 02/15/10, market value of $971,213 (repurchase proceeds $950,071)	950,000	950,000

	Total Short-Term Obligation (cost of $950,000)		950,000

	Total Investments – 101.1% (cost of $396,376,006)(b)(c)		433,486,218

	Other Assets & Liabilities, Net – (1.1)%		(4,700,541)

	Net Assets – 100.0%		428,785,677

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $396,376,006.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$49,329,279	$(12,219,067)	$37,110,212

5

Acronym	Name

REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Dividend Income Fund

	Shares	Value ($)*
Common Stocks – 91.5%
CONSUMER DISCRETIONARY – 5.2%
Hotels, Restaurants & Leisure – 1.5%
Harrah’s Entertainment, Inc.	30,000	2,162,100
McDonald’s Corp.	162,000	4,495,500
Hotels, Restaurants & Leisure Total		6,657,600
Media – 1.3%
McGraw-Hill Companies, Inc.	52,000	2,301,000
Meredith Corp.	44,000	2,158,640
Time Warner, Inc. (a)	70,000	1,169,700
Media Total		5,629,340
Multiline Retail – 1.4%
J.C. Penney Co., Inc.	122,000	6,414,760
Multiline Retail Total		6,414,760
Specialty Retail – 1.0%
Limited Brands, Inc.	130,000	2,784,600
TJX Companies, Inc.	70,000	1,704,500
Specialty Retail Total		4,489,100
CONSUMER DISCRETIONARY TOTAL		23,190,800
CONSUMER STAPLES – 9.5%
Beverages – 2.8%
Anheuser-Busch Companies, Inc.	32,000	1,464,000
Diageo PLC, ADR	130,000	7,709,000
PepsiCo, Inc.	64,000	3,451,520
Beverages Total		12,624,520
Food Products – 1.0%
General Mills, Inc.	46,000	2,152,340
Kraft Foods, Inc., Class A	68,000	2,163,080
Food Products Total		4,315,420
Household Products – 1.9%
Clorox Co.	62,000	3,454,640
Kimberly-Clark Corp.	82,000	5,132,380
Household Products Total		8,587,020
Personal Products – 0.7%
Gillette Co.	60,000	3,037,800
Personal Products Total		3,037,800
Tobacco – 3.1%
Altria Group, Inc.	140,000	9,052,400
Reynolds American, Inc.	32,000	2,521,600

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
UST, Inc.	56,000	2,556,960
Tobacco Total		14,130,960
CONSUMER STAPLES TOTAL		42,695,720
ENERGY – 10.1%
Energy Equipment & Services – 0.2%
Halliburton Co.	20,000	956,400
Energy Equipment & Services Total		956,400
Oil, Gas & Consumable Fuels – 9.9%
BP PLC, ADR	116,000	7,236,080
ChevronTexaco Corp.	152,000	8,499,840
ConocoPhillips	54,000	3,104,460
Exxon Mobil Corp.	302,000	17,355,940
Kinder Morgan, Inc.	54,000	4,492,800
Royal Dutch Petroleum Co., N.Y. Registered Shares	56,000	3,634,400
Oil, Gas & Consumable Fuels Total		44,323,520
ENERGY TOTAL		45,279,920
FINANCIALS – 26.6%
Capital Markets – 3.2%
Bank of New York Co., Inc.	102,000	2,935,560
Federated Investors, Inc., Class B	230,000	6,902,300
Morgan Stanley	84,000	4,407,480
Capital Markets Total		14,245,340
Commercial Banks – 5.6%
National City Corp.	150,000	5,118,000
PNC Financial Services Group, Inc.	32,000	1,742,720
U.S. Bancorp	245,000	7,154,000
Wachovia Corp.	112,000	5,555,200
Wells Fargo & Co.	92,000	5,665,360
Commercial Banks Total		25,235,280
Consumer Finance – 0.9%
MBNA Corp.	162,000	4,237,920
Consumer Finance Total		4,237,920
Diversified Financial Services – 4.3%
Citigroup, Inc.	260,000	12,019,800
JPMorgan Chase & Co.	206,000	7,275,920
Diversified Financial Services Total		19,295,720
Insurance – 8.7%
Allstate Corp.	46,000	2,748,500

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Arthur J. Gallagher & Co.	184,000	4,991,920
Chubb Corp.	52,000	4,451,720
Lincoln National Corp.	166,000	7,788,720
MBIA, Inc.	54,000	3,202,740
St. Paul Travelers Companies, Inc.	122,000	4,822,660
UnumProvident Corp.	222,000	4,067,040
Willis Group Holdings Ltd.	62,000	2,028,640
XL Capital Ltd., Class A	70,000	5,209,400
Insurance Total		39,311,340
Real Estate – 2.9%
Archstone-Smith Trust, REIT	50,000	1,931,000
AvalonBay Communities, Inc., REIT	14,000	1,131,200
Equity Office Properties Trust, REIT	70,000	2,317,000
Kimco Realty Corp., REIT	34,000	2,002,940
New Plan Excel Realty Trust	168,000	4,564,560
Vornado Realty Trust, REIT	13,000	1,045,200
Real Estate Total		12,991,900
Thrifts & Mortgage Finance – 1.0%
Freddie Mac	70,000	4,566,100
Thrifts & Mortgage Finance Total		4,566,100
FINANCIALS TOTAL		119,883,600
HEALTH CARE – 9.6%
Health Care Providers & Services – 0.8%
Aetna, Inc.	44,000	3,644,080
Health Care Providers & Services Total		3,644,080
Pharmaceuticals – 8.8%
Abbott Laboratories	78,000	3,822,780
Bristol-Myers Squibb Co.	104,000	2,597,920
GlaxoSmithKline PLC, ADR	184,000	8,925,840
Merck & Co., Inc.	50,000	1,540,000
Novartis AG, ADR	140,000	6,641,600
Pfizer, Inc.	580,000	15,996,400
Pharmaceuticals Total		39,524,540
HEALTH CARE TOTAL		43,168,620
INDUSTRIALS – 11.8%
Aerospace & Defense – 3.3%
Boeing Co.	56,000	3,696,000
Goodrich Corp.	74,800	3,063,808
Honeywell International, Inc.	114,000	4,175,820

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.	80,000	4,108,000
Aerospace & Defense Total		15,043,628
Building Products – 1.1%
Masco Corp.	148,000	4,700,480
Building Products Total		4,700,480
Commercial Services & Supplies – 1.2%
Waste Management, Inc.	196,000	5,554,640
Commercial Services & Supplies Total		5,554,640
Industrial Conglomerates – 5.3%
General Electric Co.	528,000	18,295,200
Textron, Inc.	70,000	5,309,500
Industrial Conglomerates Total		23,604,700
Machinery – 0.9%
Deere & Co.	62,000	4,060,380
Machinery Total		4,060,380
INDUSTRIALS TOTAL		52,963,828
INFORMATION TECHNOLOGY – 6.1%
Communications Equipment – 1.2%
Nokia Oyj, ADR	320,000	5,324,800
Communications Equipment Total		5,324,800
Computers & Peripherals – 2.3%
Diebold, Inc.	114,000	5,142,540
Hewlett-Packard Co.	234,000	5,501,340
Computers & Peripherals Total		10,643,880
IT Services – 1.0%
Automatic Data Processing, Inc.	104,000	4,364,880
IT Services Total		4,364,880
Semiconductors & Semiconductor Equipment – 1.6%
Intel Corp.	146,000	3,804,760
KLA-Tencor Corp.	26,000	1,136,200
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	250,000	2,280,000
Semiconductors & Semiconductor Equipment Total		7,220,960
INFORMATION TECHNOLOGY TOTAL		27,554,520
MATERIALS – 3.1%
Chemicals – 2.4%
Dow Chemical Co.	102,000	4,542,060
E.I. du Pont de Nemours & Co.	92,000	3,956,920

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Lyondell Chemical Co.	88,000	2,324,960
Chemicals Total		10,823,940
Paper & Forest Products – 0.7%
Weyerhaeuser Co.	52,000	3,309,800
Paper & Forest Products Total		3,309,800
MATERIALS TOTAL		14,133,740
TELECOMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 4.5%
BellSouth Corp.	248,000	6,589,360
SBC Communications, Inc.	270,000	6,412,500
Verizon Communications, Inc.	210,000	7,255,500
Diversified Telecommunication Services Total		20,257,360
Wireless Telecommunication Services – 0.8%
Vodafone Group PLC, ADR	146,000	3,550,720
Wireless Telecommunication Services Total		3,550,720
TELECOMMUNICATION SERVICES TOTAL		23,808,080
UTILITIES – 4.2%
Electric Utilities – 0.9%
Consolidated Edison, Inc.	84,000	3,934,560
Electric Utilities Total		3,934,560
Independent Power Producers & Energy Traders – 0.7%
TXU Corp.	38,000	3,157,420
Independent Power Producers & Energy Traders Total		3,157,420
Multi - Utilities – 2.6%
Dominion Resources, Inc.	48,000	3,522,720
Public Service Enterprise Group, Inc.	92,000	5,595,440
Sempra Energy	68,000	2,809,080
Multi - Utilities Total		11,927,240
UTILITIES TOTAL		19,019,220

Total Common Stocks (cost of $374,157,408)		411,698,048
Convertible Preferred Stocks – 4.2%
FINANCIALS – 3.6%
Diversified Financial Services – 0.6%
Merrill Lynch & Co., Inc. 6.750%	68,000	2,471,800
Diversified Financial Services Total		2,471,800
Insurance – 3.0%
UnumProvident Corp. 8.250%	102,000	3,667,920
Hartford Financial Services Group, Inc. 7.000%	34,000	2,352,800

5

	Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Travelers Property Casualty Corp. 4.500%	124,000	2,775,120
XL Capital Ltd. 6.500%	202,000	4,837,900
Insurance Total		13,633,740
FINANCIALS TOTAL		16,105,540
MATERIALS – 0.6%
Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold, Inc. 5.500% (b)	2,425	2,239,184
Freeport-McMoRan Copper & Gold, Inc. 5.500%	575	530,941
Metals & Mining Total		2,770,125
MATERIALS TOTAL		2,770,125
Total Convertible Preferred Stocks (cost of $18,585,314)		18,875,665

	Par ($)
Short-Term Obligation – 4.1%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Note maturing 08/15/14, market value of $18,789,125 (repurchase proceeds $18,419,381)	18,418,000	18,418,000

Total Short-Term Obligation (cost of $18,418,000)		18,418,000

Total Investments – 99.8% (cost of $411,160,722)(c)(d)		448,991,713

Other Assets & Liabilities, Net – 0.2%		1,105,627

Net Assets – 100.0%		450,097,340

6

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the security represents 0.5% of net assets.

(c)	Cost for federal income tax purposes is $411,160,722.

(d)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$53,570,113	$(15,739,122)	$37,830,991

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Growth Stock Fund

	Shares	Value ($)*
Common Stocks – 99.8%
CONSUMER DISCRETIONARY – 13.3%
Media – 11.6%
Comcast Corp., Class A (a)	541,400	16,620,980
Liberty Global, Inc., Class A (a)	53,510	2,497,312
Liberty Media Corp., Class A (a)	864,500	8,809,255
News Corp., Class B	512,400	8,639,064
Time Warner, Inc. (a)	782,900	13,082,259
Viacom, Inc., Class B	456,900	14,629,938
Media Total		64,278,808
Specialty Retail – 1.7%
Home Depot, Inc.	244,200	9,499,380
Specialty Retail Total		9,499,380
CONSUMER DISCRETIONARY TOTAL		73,778,188
CONSUMER STAPLES – 13.7%
Food & Staples Retailing – 7.7%
Costco Wholesale Corp.	515,900	23,122,638
Wal-Mart Stores, Inc.	409,600	19,742,720
Food & Staples Retailing Total		42,865,358
Household Products – 6.0%
Colgate-Palmolive Co.	349,000	17,418,590
Procter & Gamble Co.	307,200	16,204,800
Household Products Total		33,623,390
CONSUMER STAPLES TOTAL		76,488,748
ENERGY – 2.2%
Energy Equipment & Services – 2.2%
Schlumberger Ltd.	159,900	12,142,806
Energy Equipment & Services Total		12,142,806
ENERGY TOTAL		12,142,806
FINANCIALS – 8.3%
Capital Markets – 1.6%
Merrill Lynch & Co., Inc.	154,300	8,488,043
Capital Markets Total		8,488,043
Commercial Banks – 3.6%
Wells Fargo & Co.	327,100	20,142,818
Commercial Banks Total		20,142,818

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 3.1%
American International Group, Inc.	298,600	17,348,660
Insurance Total		17,348,660
FINANCIALS TOTAL		45,979,521
HEALTH CARE – 20.7%
Biotechnology – 3.3%
Amgen, Inc. (a)	298,200	18,029,172
Biotechnology Total		18,029,172
Health Care Equipment & Supplies – 4.9%
Medtronic, Inc.	529,300	27,412,447
Health Care Equipment & Supplies Total		27,412,447
Health Care Providers & Services – 3.2%
Cardinal Health, Inc.	305,600	17,596,448
Health Care Providers & Services Total		17,596,448
Pharmaceuticals – 9.3%
Johnson & Johnson	367,000	23,855,000
Novartis AG, ADR	476,800	22,619,392
Pfizer, Inc.	198,710	5,480,422
Pharmaceuticals Total		51,954,814
HEALTH CARE TOTAL		114,992,881
INDUSTRIALS – 4.7%
Industrial Conglomerates – 4.7%
General Electric Co.	762,500	26,420,625
Industrial Conglomerates Total		26,420,625
INDUSTRIALS TOTAL		26,420,625
INFORMATION TECHNOLOGY – 36.9%
Communications Equipment – 3.5%
Cisco Systems, Inc. (a)	1,011,700	19,333,587
Communications Equipment Total		19,333,587
Computers & Peripherals – 3.5%
Dell, Inc. (a)	499,600	19,739,196
Computers & Peripherals Total		19,739,196
IT Services – 1.8%
Paychex, Inc.	315,800	10,276,132
IT Services Total		10,276,132
Semiconductors & Semiconductor Equipment – 21.0%
Altera Corp. (a)	895,900	17,756,738
Analog Devices, Inc.	269,200	10,043,852
Applied Materials, Inc.	774,200	12,526,556

2

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
ASML Holding N.V., N.Y. Registered Shares (a)	1,043,200	16,336,512
Marvell Technology Group Ltd. (a)	267,200	10,164,288
Maxim Integrated Products, Inc.	397,300	15,180,833
Microchip Technology, Inc.	305,400	9,045,948
Novellus Systems, Inc. (a)	445,400	11,005,834
Xilinx, Inc.	576,000	14,688,000
Semiconductors & Semiconductor Equipment Total		116,748,561
Software – 7.1%
Microsoft Corp.	1,155,400	28,700,136
SAP AG, ADR	248,500	10,760,050
Software Total		39,460,186
INFORMATION TECHNOLOGY TOTAL		205,557,662
Total Common Stocks (cost of $479,685,636)		555,360,431

	Par ($)
Short-Term Obligation – 0.6%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 08/15/19, market value of $3,286,281 (repurchase proceeds $3,221,242)	3,221,000	3,221,000

Total Short-Term Obligation (cost of $3,221,000)		3,221,000

Total Investments – 100.4% (cost of $482,906,636)(b)(c)		558,581,431

Other Assets & Liabilities, Net – (0.4)%		(1,977,899)

Net Assets – 100.0%		556,603,532

3

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $482,906,636.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$112,589,493	$(36,914,698)	$75,674,795

Acronym	Name
ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Columbia Large Cap Core Fund

		Shares	Value ($)*
Common Stocks – 98.9%
CONSUMER DISCRETIONARY – 14.0%
Automobiles – 0.3%
	General Motors Corp.	47,730	1,622,820
	Automobiles Total		1,622,820
Diversified Consumer Services – 1.4%
	Career Education Corp. (a)	203,980	7,467,708
	Diversified Consumer Services Total		7,467,708
Hotels, Restaurants & Leisure – 0.6%
	Yum! Brands, Inc.	58,660	3,055,013
	Hotels, Restaurants & Leisure Total		3,055,013
Internet & Catalog Retail – 1.7%
	Amazon.com, Inc. (a)	207,650	6,869,062
	eBay, Inc. (a)	61,040	2,014,931
	Internet & Catalog Retail Total		8,883,993
Leisure Equipment & Products – 0.3%
	Hasbro, Inc.	68,110	1,416,007
	Leisure Equipment & Products Total		1,416,007
Media – 7.1%
	Clear Channel Communications, Inc.	68,840	2,129,221
	Comcast Corp., Class A (a)	217,802	6,686,522
	Liberty Global, Inc., Class A (a)	33,633	1,569,652
	Liberty Media Corp., Class A (a)	700,590	7,139,012
	News Corp., Class A	480,970	7,782,095
	Time Warner, Inc.	437,420	7,309,288
	Viacom, Inc., Class B	158,470	5,074,209
	Media Total		37,689,999
Multiline Retail – 2.2%
	Kohl’s Corp. (a)	163,230	9,126,189
	May Department Stores Co.	58,850	2,363,416
	Multiline Retail Total		11,489,605
Specialty Retail – 0.4%
	RadioShack Corp.	104,190	2,414,082
	Specialty Retail Total		2,414,082
	CONSUMER DISCRETIONARY TOTAL		74,039,227
CONSUMER STAPLES – 7.3%
Beverages – 3.1%
	Coca-Cola Co.	155,720	6,501,310
	Diageo PLC, ADR	46,580	2,762,194
	PepsiCo, Inc.	135,020	7,281,629
	Beverages Total		16,545,133

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 1.7%
	Wal-Mart Stores, Inc.	189,900	9,153,180
	Food & Staples Retailing Total		9,153,180
Household Products – 0.9%
	Colgate-Palmolive Co.	96,540	4,818,311
	Household Products Total		4,818,311
Personal Products – 0.8%
	Gillette Co.	79,770	4,038,755
	Personal Products Total		4,038,755
Tobacco – 0.8%
	Altria Group, Inc.	63,455	4,103,000
	Tobacco Total		4,103,000
	CONSUMER STAPLES TOTAL		38,658,379
ENERGY – 6.2%
Energy Equipment & Services – 0.7%
	BJ Services Co.	38,460	2,018,381
	Transocean, Inc. (a)	25,420	1,371,917
	Energy Equipment & Services Total		3,390,298
Oil, Gas & Consumable Fuels – 5.5%
	Apache Corp.	38,640	2,496,144
	BP PLC, ADR	20,390	1,271,928
	ConocoPhillips	165,470	9,512,870
	Devon Energy Corp.	31,780	1,610,611
	EOG Resources, Inc.	53,130	3,017,784
	Exxon Mobil Corp.	156,160	8,974,515
	Peabody Energy Corp.	45,570	2,371,463
	Oil, Gas & Consumable Fuels Total		29,255,315
	ENERGY TOTAL		32,645,613
FINANCIALS – 17.4%
Capital Markets – 3.3%
	E*TRADE Financial Corp. (a)	442,220	6,186,658
	Goldman Sachs Group, Inc.	17,060	1,740,461
	Lazard Ltd., Class A (a)	172,300	4,005,975
	Merrill Lynch & Co., Inc.	70,270	3,865,553
	Morgan Stanley	32,150	1,686,910
	Capital Markets Total		17,485,557
Commercial Banks – 2.4%
	Wachovia Corp.	99,435	4,931,976
	Wells Fargo & Co.	88,810	5,468,920

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Zions Bancorporation	29,240	2,150,017
	Commercial Banks Total		12,550,913
Consumer Finance – 0.5%
	American Express Co.	50,300	2,677,469
	Consumer Finance Total		2,677,469
Diversified Financial Services – 2.2%
	Citigroup, Inc.	112,339	5,193,432
	JPMorgan Chase & Co.	180,282	6,367,560
	Diversified Financial Services Total		11,560,992
Insurance – 7.6%
	Ace Ltd.	128,310	5,754,704
	AFLAC, Inc.	76,280	3,301,398
	American International Group, Inc.	162,080	9,416,848
	Berkshire Hathaway, Inc., Class B (a)	2,624	7,303,904
	Chubb Corp.	38,545	3,299,838
	St. Paul Travelers Companies, Inc.	68,210	2,696,341
	UnumProvident Corp.	469,420	8,599,774
	Insurance Total		40,372,807
Thrifts & Mortgage Finance – 1.4%
	MGIC Investment Corp.	113,100	7,376,382
	Thrifts & Mortgage Finance Total		7,376,382
	FINANCIALS TOTAL		92,024,120
HEALTH CARE – 16.6%
Biotechnology – 4.3%
	Amgen, Inc. (a)	115,702	6,995,343
	Cephalon, Inc. (a)	70,000	2,786,000
	MedImmune, Inc. (a)	190,940	5,101,917
	Millennium Pharmaceuticals, Inc. (a)	853,950	7,916,116
	Biotechnology Total		22,799,376
Health Care Equipment & Supplies – 2.4%
	Medtronic, Inc.	53,320	2,761,443
	Thermo Electron Corp. (a)	177,000	4,755,990
	Waters Corp. (a)	131,900	4,902,723
	Health Care Equipment & Supplies Total		12,420,156
Health Care Providers & Services – 4.2%
	AmerisourceBergen Corp.	50,050	3,460,958
	Cardinal Health, Inc.	85,780	4,939,212
	McKesson Corp.	64,660	2,896,121
	WebMD Corp. (a)	569,780	5,851,641

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	WellPoint, Inc. (a)	69,370	4,830,927
	Health Care Providers & Services Total		21,978,859
Pharmaceuticals – 5.7%
	Abbott Laboratories	91,100	4,464,811
	Barr Pharmaceuticals, Inc. (a)	149,090	7,266,647
	Eli Lilly & Co.	42,440	2,364,332
	Endo Pharmaceuticals Holdings, Inc. (a)	192,080	5,047,862
	IVAX Corp. (a)	143,270	3,080,305
	Johnson & Johnson	80,070	5,204,550
	Pfizer, Inc.	105,134	2,899,596
	Pharmaceuticals Total		30,328,103
	HEALTH CARE TOTAL		87,526,494
INDUSTRIALS – 10.2%
Aerospace & Defense – 2.1%
	Honeywell International, Inc.	139,880	5,123,804
	United Technologies Corp.	116,580	5,986,383
	Aerospace & Defense Total		11,110,187
Air Freight & Logistics – 0.5%
	United Parcel Service, Inc., Class B	39,200	2,711,072
	Air Freight & Logistics Total		2,711,072
Airlines – 1.0%
	Southwest Airlines Co.	363,510	5,063,694
	Airlines Total		5,063,694
Commercial Services & Supplies – 3.4%
	Allied Waste Industries, Inc. (a)	785,600	6,229,808
	ARAMARK Corp., Class B	181,210	4,783,944
	Cintas Corp.	122,950	4,745,870
	Waste Management, Inc.	86,875	2,462,037
	Commercial Services & Supplies Total		18,221,659
Construction & Engineering – 0.3%
	Jacobs Engineering Group, Inc. (a)	25,550	1,437,443
	Construction & Engineering Total		1,437,443
Industrial Conglomerates – 1.6%
	General Electric Co.	250,930	8,694,725
	Industrial Conglomerates Total		8,694,725
Machinery – 0.9%
	Dover Corp.	126,925	4,617,532
	Machinery Total		4,617,532

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.4%
	Union Pacific Corp.	29,530	1,913,544
	Road & Rail Total		1,913,544
	INDUSTRIALS TOTAL		53,769,856
INFORMATION TECHNOLOGY – 20.0%
Communications Equipment – 4.4%
	Cisco Systems, Inc. (a)	401,010	7,663,301
	Corning, Inc. (a)	445,450	7,403,379
	Lucent Technologies, Inc. (a)	1,477,470	4,299,438
	Nortel Networks Corp. (a)	1,542,780	4,026,656
	Communications Equipment Total		23,392,774
Computers & Peripherals – 4.6%
	Dell, Inc. (a)	69,160	2,732,512
	Hewlett-Packard Co.	240,320	5,649,923
	International Business Machines Corp.	116,655	8,655,801
	SanDisk Corp. (a)	186,320	4,421,373
	Sun Microsystems, Inc. (a)	679,970	2,536,288
	Computers & Peripherals Total		23,995,897
Electronic Equipment & Instruments – 1.8%
	Agilent Technologies, Inc. (a)	191,800	4,415,236
	Celestica, Inc. (a)	371,560	4,978,904
	Electronic Equipment & Instruments Total		9,394,140
Semiconductors & Semiconductor Equipment – 5.1%
	Analog Devices, Inc.	139,830	5,217,057
	Broadcom Corp., Class A (a)	129,290	4,591,088
	Intel Corp.	329,690	8,591,721
	Linear Technology Corp.	88,640	3,252,202
	Marvell Technology Group Ltd. (a)	49,710	1,890,968
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	359,221	3,276,100
	Semiconductors & Semiconductor Equipment Total		26,819,136
Software – 4.1%
	Electronic Arts, Inc. (a)	56,140	3,178,085
	Fair Isaac Corp.	32,700	1,193,550
	Microsoft Corp.	474,660	11,790,555

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Oracle Corp. (a)	422,290	5,574,228
	Software Total		21,736,418
	INFORMATION TECHNOLOGY TOTAL		105,338,365
MATERIALS – 5.4%
Chemicals – 1.0%
	E.I. du Pont de Nemours & Co.	119,500	5,139,695
	Chemicals Total		5,139,695
Containers & Packaging – 2.0%
	Sealed Air Corp. (a)	68,370	3,404,143
	Smurfit-Stone Container Corp. (a)	708,260	7,203,004
	Containers & Packaging Total		10,607,147
Metals & Mining – 2.1%
	Alcoa, Inc.	187,630	4,902,772
	Companhia Vale do Rio Doce, ADR	103,670	2,633,218
	Mittal Steel Co. NV, Class A	148,440	3,523,965
	Metals & Mining Total		11,059,955
Paper & Forest Products – 0.3%
	Sappi Ltd., ADR	174,840	1,891,769
	Paper & Forest Products Total		1,891,769
	MATERIALS TOTAL		28,698,566
TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.3%
	CenturyTel, Inc.	39,270	1,359,920
	Qwest Communications International, Inc. (a)	512,730	1,902,228
	Telefonos de Mexico SA de CV, ADR	206,450	3,899,841
	Diversified Telecommunication Services Total		7,161,989
Wireless Telecommunication Services – 0.5%
	Nextel Communications, Inc., Class A (a)	77,570	2,506,287
	Wireless Telecommunication Services Total		2,506,287
	TELECOMMUNICATION SERVICES TOTAL		9,668,276
	Total Common Stocks (cost of $467,164,047)		522,368,896

6

		Par ($)	Value ($)
Short-Term Obligation – 0.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 3.100%, collateralized by a Governement Agency Obligation maturing 10/10/13, market value of $17,411,625 (repurchase proceeds $17,068,470) (cost of $2,812,000)	2,812,000	2,812,000

	Total Short-Term Obligation (cost of $2,812,000)		2,812,000

	Total Investments – 99.4% (cost of $469,976,047)(b)(c)		525,180,896

	Other Assets & Liabilities, Net – 0.6%		3,026,226

	Net Assets – 100.0%		528,207,122

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $469,976,047.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$68,817,563	$(13,612,714)	$55,204,849

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
June 30, 2005 (Unaudited)	Columbia Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 16.6%
Hotels, Restaurants & Leisure – 4.0%
	Carnival Corp.	467,300	25,491,215
	Marriott International, Inc., Class A	248,370	16,943,801
	McDonald’s Corp.	386,790	10,733,423
	Starwood Hotels & Resorts Worldwide, Inc.	143,070	8,379,610
	Hotels, Restaurants & Leisure Total		61,548,049
Media – 0.5%
	News Corp., Class A	468,530	7,580,816
	Media Total		7,580,816
Multiline Retail – 0.7%
	Nordstrom, Inc.	172,760	11,742,497
	Multiline Retail Total		11,742,497
Specialty Retail – 8.8%
	Bed Bath & Beyond, Inc. (a)	645,460	26,967,319
	Best Buy Co., Inc.	235,520	16,144,896
	Chico’s FAS, Inc. (a)	510,210	17,489,999
	Home Depot, Inc.	656,180	25,525,402
	Lowe’s Companies, Inc.	373,950	21,771,369
	Sherwin-Williams Co.	88,927	4,187,572
	Staples, Inc.	1,118,525	23,846,953
	Specialty Retail Total		135,933,510
Textiles, Apparel & Luxury Goods – 2.6%
	Coach, Inc. (a)	678,230	22,768,181
	NIKE, Inc., Class B	194,210	16,818,586
	Textiles, Apparel & Luxury Goods Total		39,586,767
	CONSUMER DISCRETIONARY TOTAL		256,391,639
CONSUMER STAPLES – 12.4%
Beverages – 3.2%
	Coca-Cola Co.	365,830	15,273,402
	PepsiCo, Inc.	638,720	34,446,170
	Beverages Total		49,719,572
Food & Staples Retailing – 3.2%
	CVS Corp.	546,200	15,878,034
	Wal-Mart Stores, Inc.	679,960	32,774,072
	Food & Staples Retailing Total		48,652,106
Household Products – 2.5%
	Colgate-Palmolive Co.	157,300	7,850,843
	Procter & Gamble Co.	596,840	31,483,310
	Household Products Total		39,334,153

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 2.5%
	Avon Products, Inc.	303,360	11,482,176
	Gillette Co.	523,800	26,519,994
	Personal Products Total		38,002,170
Tobacco – 1.0%
	Altria Group, Inc.	230,510	14,904,777
	Tobacco Total		14,904,777
	CONSUMER STAPLES TOTAL		190,612,778
ENERGY – 1.3%
Energy Equipment & Services – 1.3%
	National-Oilwell Varco, Inc. (a)	276,380	13,139,105
	Smith International, Inc.	119,250	7,596,225
	Energy Equipment & Services Total		20,735,330
	ENERGY TOTAL		20,735,330
FINANCIALS – 7.4%
Capital Markets – 1.1%
	Goldman Sachs Group, Inc.	75,050	7,656,601
	Merrill Lynch & Co., Inc.	175,400	9,648,754
	Capital Markets Total		17,305,355
Commercial Banks – 1.7%
	Wells Fargo & Co.	300,440	18,501,095
	Zions Bancorporation	107,500	7,904,475
	Commercial Banks Total		26,405,570
Consumer Finance – 0.5%
	MBNA Corp.	290,070	7,588,231
	Consumer Finance Total		7,588,231
Diversified Financial Services – 1.0%
	Citigroup, Inc.	333,356	15,411,048
	Diversified Financial Services Total		15,411,048
Insurance – 3.1%
	American International Group, Inc.	585,350	34,008,835
	Prudential Financial, Inc.	192,500	12,639,550
	Insurance Total		46,648,385
	FINANCIALS TOTAL		113,358,589
HEALTH CARE – 23.8%
Biotechnology – 1.8%
	Amgen, Inc. (a)	332,370	20,095,090
	Protein Design Labs, Inc. (a)	396,300	8,009,223
	Biotechnology Total		28,104,313

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 4.5%
	Alcon, Inc.	71,430	7,810,871
	Baxter International, Inc.	298,900	11,089,190
	Medtronic, Inc.	298,800	15,474,852
	Thermo Electron Corp. (a)	644,260	17,311,266
	Varian Medical Systems, Inc. (a)	477,870	17,838,887
	Health Care Equipment & Supplies Total		69,525,066
Health Care Providers & Services – 4.4%
	Caremark Rx, Inc. (a)	351,020	15,627,411
	UnitedHealth Group, Inc.	519,830	27,103,936
	WellPoint, Inc. (a)	356,580	24,832,231
	Health Care Providers & Services Total		67,563,578
Pharmaceuticals – 13.1%
	Abbott Laboratories	633,560	31,050,775
	Amylin Pharmaceuticals, Inc. (a)	409,000	8,560,370
	Eli Lilly & Co.	276,690	15,414,400
	IVAX Corp. (a)	414,910	8,920,565
	Johnson & Johnson	1,120,140	72,809,100
	Novartis AG, ADR	556,770	26,413,169
	Pfizer, Inc.	558,570	15,405,361
	Teva Pharmaceutical Industries Ltd., ADR	463,846	14,444,164
	Wyeth	178,840	7,958,380
	Pharmaceuticals Total		200,976,284
	HEALTH CARE TOTAL		366,169,241
INDUSTRIALS – 8.9%
Aerospace & Defense – 0.5%
	Honeywell International, Inc.	225,380	8,255,669
	Aerospace & Defense Total		8,255,669
Building Products – 1.0%
	American Standard Companies, Inc.	365,690	15,329,725
	Building Products Total		15,329,725
Electrical Equipment – 1.2%
	Rockwell Automation, Inc.	362,820	17,672,962
	Electrical Equipment Total		17,672,962
Industrial Conglomerates – 5.3%
	3M Co.	205,100	14,828,730
	General Electric Co.	1,946,415	67,443,280
	Industrial Conglomerates Total		82,272,010
Machinery – 0.9%
	ITT Industries, Inc.	119,180	11,635,544

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Pentair, Inc.	50,700	2,170,467
	Machinery Total		13,806,011
	INDUSTRIALS TOTAL		137,336,377
INFORMATION TECHNOLOGY – 25.9%
Communications Equipment – 4.2%
	Cisco Systems, Inc. (a)	1,627,765	31,106,589
	Juniper Networks, Inc. (a)	320,000	8,057,600
	Nokia Oyj, ADR	567,330	9,440,371
	QUALCOMM, Inc.	473,490	15,629,905
	Communications Equipment Total		64,234,465
Computers & Peripherals – 5.5%
	Dell, Inc. (a)	814,240	32,170,622
	EMC Corp. (a)	965,090	13,231,384
	Hewlett-Packard Co.	375,580	8,829,886
	International Business Machines Corp.	412,280	30,591,176
	Computers & Peripherals Total		84,823,068
Internet Software & Services – 1.4%
	Yahoo!, Inc. (a)	623,780	21,613,977
	Internet Software & Services Total		21,613,977
IT Services – 0.3%
	Cognizant Technology Solutions Corp., Class A (a)	109,530	5,162,149
	IT Services Total		5,162,149
Semiconductors & Semiconductor Equipment – 5.9%
	Altera Corp. (a)	398,270	7,893,711
	Intel Corp.	1,160,070	30,231,424
	Linear Technology Corp.	211,750	7,769,108
	MEMC Electronic Materials, Inc. (a)	489,300	7,716,261
	Microchip Technology, Inc.	160,160	4,743,939
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,021,920	9,319,911
	Texas Instruments, Inc.	822,010	23,073,821
	Semiconductors & Semiconductor Equipment Total		90,748,175
Software – 8.6%
	Autodesk, Inc.	254,340	8,741,666
	Electronic Arts, Inc. (a)	211,630	11,980,374
	Microsoft Corp.	2,386,420	59,278,673
	NAVTEQ (a)	160,470	5,966,275
	Oracle Corp. (a)	607,900	8,024,280

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	SAP AG, ADR	585,480	25,351,284
	Symantec Corp. (a)	606,440	13,184,005
	Software Total		132,526,557
	INFORMATION TECHNOLOGY TOTAL		399,108,391
MATERIALS – 1.4%
Chemicals – 1.4%
	Air Products & Chemicals, Inc.	100,300	6,048,090
	Praxair, Inc.	342,180	15,945,588
	Chemicals Total		21,993,678
	MATERIALS TOTAL		21,993,678

	Total Common Stocks (cost of $1,318,375,631)		1,505,706,023

		Par ($)
Short-Term Obligation – 3.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Note maturing 02/15/10, market value of $52,705,800 (repurchase proceeds $51,675,875)	51,672,000	51,672,000

	Total Short-Term Obligation (cost of $51,672,000)		51,672,000

	Total Investments – 101.1% (cost of $1,370,047,631)(b)(c)		1,557,378,023

	Other Assets & Liabilities, Net – (1.1)%		(16,276,193)

	Net Assets – 100.0%		1,541,101,830

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,370,047,631.

(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$219,250,821	$(31,920,429)	$187,330,392

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Small Cap Fund

	Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 22.2%
Auto Components – 1.2%
Cooper Tire & Rubber Co.	239,870	4,454,386
Keystone Automotive Industries, Inc. (a)	300,000	7,419,000
R&B, Inc. (a)	308,845	4,336,184
Sauer-Danfoss, Inc.	112,200	1,993,794
Auto Components Total		18,203,364
Hotels, Restaurants & Leisure – 4.8%
Buca, Inc. (a)	374,300	1,953,846
CEC Entertainment, Inc. (a)	227,230	9,564,111
Checkers Drive-In Restaurant, Inc. (a)(b)	584,400	7,959,528
Famous Dave’s of America, Inc. (a)	462,500	4,564,875
Fox & Hound Restaurant Group (a)(b)	501,000	5,986,950
Friendly Ice Cream Corp. (a)	230,000	2,507,000
Gaylord Entertainment Co. (a)	147,000	6,834,030
Jack in the Box, Inc. (a)	171,500	6,503,280
O’Charleys, Inc. (a)	627,005	11,072,908
Ruby Tuesday, Inc.	210,500	5,451,950
Ryan’s Restaurant Group, Inc. (a)	418,650	5,865,287
Steak n Shake Co. (a)	182,000	3,388,840
Hotels, Restaurants & Leisure Total		71,652,605
Household Durables – 0.6%
Bassett Furniture Industries, Inc.	7,886	148,730
Yankee Candle Co., Inc.	268,300	8,612,430
Household Durables Total		8,761,160
Internet & Catalog Retail – 0.3%
Alloy, Inc. (a)	19,365	99,536
Valuevision Media, Inc., Class A (a)	409,000	4,912,090
Internet & Catalog Retail Total		5,011,626
Leisure Equipment & Products – 1.9%
Callaway Golf Co.	367,700	5,673,611
RC2 Corp. (a)	350,900	13,183,313
Steinway Musical Instruments, Inc. (a)	230,600	6,770,416
Topps Co., Inc.	268,900	2,697,067
Leisure Equipment & Products Total		28,324,407
Media – 3.0%
ADVO, Inc.	360,699	11,488,263
Catalina Marketing Corp.	370,400	9,411,864
Journal Register Co. (a)	367,500	6,434,925
Paxson Communications Corp. (a)	1,275,400	765,240

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
Regent Communications, Inc. (a)	839,100	4,925,517
Scholastic Corp. (a)	249,600	9,622,080
Sinclair Broadcast Group, Inc., Class A	263,100	2,388,948
Young Broadcasting, Inc., Class A (a)	229,400	952,010
Media Total		45,988,847
Specialty Retail – 7.7%
Buckle, Inc.	328,893	14,583,116
Dress Barn, Inc. (a)	260,700	5,899,641
Gaiam, Inc. (a)	448,600	3,122,256
Gymboree Corp. (a)	557,200	7,611,352
Hancock Fabrics, Inc.	424,300	2,817,352
Haverty Furniture Companies, Inc.	186,200	2,752,036
Hot Topic, Inc. (a)	276,600	5,288,592
Jarden Corp. (a)	124,050	6,688,776
Kirkland’s, Inc. (a)	256,200	2,392,908
Lithia Motors, Inc., Class A	354,800	10,235,980
Men’s Wearhouse, Inc. (a)	85,200	2,933,436
Monro Muffler, Inc. (a)	220,000	6,492,200
Party City Corp. (a)	499,400	5,992,800
Payless Shoesource, Inc. (a)	166,100	3,189,120
Regis Corp.	178,800	6,987,504
Rent-A-Center, Inc. (a)	357,950	8,336,655
Rush Enterprises, Inc., Class A (a)	150,000	2,001,000
Rush Enterprises, Inc., Class B (a)	200,000	2,682,000
Sports Authority Inc. (a)	249,600	7,937,280
Stage Stores, Inc. (a)	168,800	7,359,680
Specialty Retail Total		115,303,684
Textiles, Apparel & Luxury Goods – 2.7%
Ashworth, Inc. (a)	300,000	2,703,000
Phillips-Van Heusen Corp.	243,800	7,969,822
Quiksilver, Inc. (a)	424,000	6,775,520
Rocky Shoes & Boots, Inc. (a)	133,600	4,174,866
Tommy Hilfiger Corp. (a)	400,900	5,516,384
Unifirst Corp.	332,720	13,488,469
Textiles, Apparel & Luxury Goods Total		40,628,061
CONSUMER DISCRETIONARY TOTAL		333,873,754
CONSUMER STAPLES – 2.2%
Food & Staples Retailing – 0.4%
Casey’s General Stores, Inc.	203,170	4,026,829

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
Wild Oats Markets, Inc. (a)	193,300	2,213,285
Food & Staples Retailing Total		6,240,114
Food Products – 1.3%
Central Garden & Pet Co. (a)	188,600	9,264,032
Corn Products International, Inc.	291,600	6,928,416
Delta & Pine Land Co.	168,200	4,215,092
Food Products Total		20,407,540
Household Products – 0.5%
Spectrum Brands, Inc. (a)	213,600	7,048,800
Household Products Total		7,048,800
CONSUMER STAPLES TOTAL		33,696,454
ENERGY – 5.6%
Energy Equipment & Services – 2.3%
Atwood Oceanics, Inc. (a)	84,500	5,201,820
Core Laboratories NV (a)	130,300	3,494,646
Gulfmark Offshore, Inc. (a)	477,200	13,032,332
Newpark Resources, Inc. (a)	831,000	6,232,500
Oceaneering International, Inc. (a)	180,600	6,980,190
Energy Equipment & Services Total		34,941,488
Oil, Gas & Consumable Fuels – 3.3%
Houston Exploration Co. (a)	137,500	7,294,375
Southwestern Energy Co. (a)	383,200	18,002,736
Vintage Petroleum, Inc.	181,000	5,515,070
W&T Offshore, Inc.	39,500	950,765
Warren Resources, Inc. (a)	125,100	1,307,295
Western Gas Resources, Inc.	100,000	3,490,000
Whiting Petroleum Corp. (a)	332,700	12,080,337
Oil, Gas & Consumable Fuels Total		48,640,578
ENERGY TOTAL		83,582,066
FINANCIALS – 10.1%
Commercial Banks – 2.0%
EuroBancshares, Inc. (a)	129,200	2,073,660
First Niagara Financial Group, Inc.	465,500	6,786,990
Oriental Financial Group	408,140	6,228,217
Republic Bancorp, Inc.	192,540	2,884,249
SNB Bancshares Inc. (a)	233,700	2,570,700
Taylor Capital Group, Inc.	129,628	5,087,899

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
UMB Financial Corp.	86,500	4,933,095
Commercial Banks Total		30,564,810
Diversified Financial Services – 0.5%
Prospect Energy Corp.	158,997	2,003,362
QC Holdings, Inc. (a)	350,900	5,066,996
Diversified Financial Services Total		7,070,358
Insurance – 3.5%
AmerUs Group Co.	129,420	6,218,631
Bristol West Holdings, Inc.	256,100	4,686,630
Direct General Corp.	215,100	4,003,011
EMC Insurance Group, Inc.	193,800	3,503,904
Horace Mann Educators Corp.	271,200	5,103,984
Hub International Ltd.	210,000	4,092,900
Midland Co.	178,700	6,288,453
National Interstate Corp. (a)	34,200	686,394
Navigators Group, Inc. (a)	152,800	5,282,296
NYMAGIC, Inc.	105,000	2,451,750
Ohio Casualty Corp.	295,600	7,147,608
Phoenix Companies, Inc.	199,900	2,378,810
Insurance Total		51,844,371
Real Estate – 2.2%
Acadia Realty Trust, REIT	231,100	4,310,015
DiamondRock Hospitality Co., REIT	166,260	1,878,738
First Potomac Realty Trust, REIT	400,000	9,920,000
Gramercy Capital Corp., REIT	272,400	6,662,904
Innkeepers USA Trust, Inc., REIT	466,100	6,963,534
Jones Lang LaSalle, Inc. (a)	86,500	3,825,895
Real Estate Total		33,561,086
Thrifts & Mortgage Finance – 1.9%
Dime Community Bancshares	283,200	4,304,640
Flagstar BanCorp, Inc.	230,600	4,365,258
Jefferson Bancshares, Inc.	266,400	3,409,920
Matrix Bancorp, Inc. (a)	227,400	2,842,500
NewAlliance Bancshares, Inc.	498,500	7,003,925
Webster Financial Corp.	106,300	4,963,147
Willow Grove Bancorp, Inc.	124,099	1,819,291
Thrifts & Mortgage Finance Total		28,708,681
FINANCIALS TOTAL		151,749,306

4

	Shares	Value ($)
HEALTH CARE – 14.3%
Biotechnology – 1.4%
BioMarin Pharmaceuticals, Inc. (a)	399,850	2,994,877
CV Therapeutics, Inc. (a)	184,200	4,129,764
Lifecell Corp. (a)	130,000	2,055,300
Serologicals Corp. (a)	320,500	6,810,625
Strategic Diagnostics, Inc. (a)	653,200	2,240,476
Threshold Pharmaceuticals, Inc. (a)	288,600	2,380,950
Biotechnology Total		20,611,992
Health Care Equipment & Supplies – 6.5%
Analogic Corp.	158,700	7,985,784
Cutera, Inc. (a)	306,400	5,316,040
Cytyc Corp. (a)	174,600	3,851,676
Datascope Corp.	229,150	7,642,152
Greatbatch, Inc. (a)	106,200	2,538,180
Haemonetics Corp. (a)	127,000	5,161,280
Invacare Corp.	473,800	21,017,768
Langer, Inc. (a)	320,769	2,084,999
Lifecore Biomedical, Inc. (a)	281,035	3,063,281
STAAR Surgical Co. (a)	645,900	3,190,746
SurModics, Inc. (a)	98,200	4,258,934
Thoratec Corp. (a)	569,100	8,729,994
Viasys Healthcare, Inc. (a)	347,000	7,838,730
West Pharmaceutical Services, Inc.	565,700	15,867,885
Health Care Equipment & Supplies Total		98,547,449
Health Care Providers & Services – 5.2%
LabOne, Inc. (a)	126,400	5,031,984
LifePoint Hospitals, Inc. (a)	189,598	9,578,491
Magellan Health Services, Inc. (a)	176,200	6,221,622
Pediatrix Medical Group, Inc. (a)	212,200	15,605,188
Priority Healthcare Corp., Class B (a)	316,975	8,038,486
PSS World Medical, Inc. (a)	640,700	7,976,715
Res-Care, Inc. (a)	1,145,925	15,538,743
Triad Hospitals, Inc. (a)	114,800	6,272,672
U.S. Physical Therapy, Inc. (a)	232,300	4,455,514
Health Care Providers & Services Total		78,719,415
Pharmaceuticals – 1.2%
Acusphere, Inc. (a)	390,902	1,864,603
Critical Therapeutics, Inc. (a)	229,200	1,608,984
KV Pharmaceutical Co., Class A (a)	174,000	2,914,500
Perrigo Co.	288,300	4,018,902

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Valeant Pharmaceuticals International	431,526	7,607,803
Pharmaceuticals Total		18,014,792
HEALTH CARE TOTAL		215,893,648
INDUSTRIALS – 17.2%
Aerospace & Defense – 1.8%
Armor Holdings, Inc. (a)	440,265	17,438,897
Ladish Co., Inc. (a)	276,300	2,760,237
Moog, Inc., Class A (a)	234,000	7,368,660
Aerospace & Defense Total		27,567,794
Air Freight & Logistics – 0.5%
EGL, Inc. (a)	356,500	7,244,080
Air Freight & Logistics Total		7,244,080
Building Products – 1.3%
Jacuzzi Brands, Inc. (a)	1,122,000	12,039,060
NCI Building Systems, Inc. (a)	222,900	7,311,120
Building Products Total		19,350,180
Commercial Services & Supplies – 4.8%
Bennett Environmental, Inc. (a)	500,000	1,590,000
Cornell Companies., Inc. (a)	610,200	8,213,292
Danka Business Systems PLC, ADR (a)	1,600,000	2,384,000
FTI Consulting, Inc. (a)	620,000	12,958,000
G&K Services, Inc., Class A	155,500	5,867,015
HMS Holdings Corp. (a)	194,400	1,294,704
infoUSA, Inc.	358,100	4,189,770
Kforce, Inc. (a)	1,002,604	8,482,030
Mcgrath Rentcorp	140,800	3,336,960
MPW Industrial Services Group, Inc. (a)	188,100	383,724
Nashua Corp. (a)	169,600	1,602,720
NCO Group, Inc. (a)	368,330	7,966,978
Nobel Learning Communities, Inc. (a)	200,100	1,734,867
RemedyTemp, Inc. (a)	125,210	1,108,108
Spherion Corp. (a)	499,200	3,294,720
Tetra Tech, Inc. (a)	519,100	7,023,423
Willis Lease Finance Corp. (a)	46,155	369,240
Commercial Services & Supplies Total		71,799,551
Construction & Engineering – 2.2%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	770,400	17,611,344

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
EMCOR Group, Inc. (a)	261,500	12,787,350
Shaw Group, Inc. (a)	132,800	2,856,528
Construction & Engineering Total		33,255,222
Electrical Equipment – 0.4%
General Cable Corp. (a)	345,900	5,129,697
Wood’s (T.B.) Corp.	108,207	605,959
Electrical Equipment Total		5,735,656
Machinery – 4.7%
AGCO Corp. (a)	226,300	4,326,856
Albany International Corp., Class A	600,005	19,266,160
Briggs & Stratton Corp.	173,200	5,996,184
CIRCOR International, Inc.	242,000	5,970,140
Key Technology, Inc. (a)(b)	259,265	2,774,135
Lydall, Inc. (a)	188,600	1,625,732
Nordson Corp.	173,000	5,930,440
Oshkosh Truck Corp.	64,500	5,049,060
Terex Corp. (a)	228,344	8,996,754
Thomas Industries, Inc.	136,885	5,469,925
Watts Water Technologies, Inc., Class A	170,000	5,693,300
Machinery Total		71,098,686
Road & Rail – 1.5%
Arkansas Best Corp.	253,000	8,047,930
Kansas City Southern (a)	343,445	6,930,720
RailAmerica, Inc. (a)	376,800	4,483,920
Werner Enterprises, Inc.	185,125	3,635,855
Road & Rail Total		23,098,425
INDUSTRIALS TOTAL		259,149,594
INFORMATION TECHNOLOGY – 15.8%
Communications Equipment – 0.7%
Integral Systems, Inc.	168,100	3,804,103
Paradyne Networks Corp. (a)	1,050,000	1,900,500
Performance Technologies, Inc. (a)(b)	751,700	4,156,901
Communications Equipment Total		9,861,504
Computers & Peripherals – 1.7%
Cray, Inc. (a)	814,500	1,009,980
Hypercom Corp. (a)	545,800	3,531,326
Imation Corp.	309,500	12,005,505
Maxtor Corp. (a)	334,600	1,739,920
Presstek, Inc. (a)	397,600	4,500,832

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Rimage Corp. (a)	162,900	3,458,367
Computers & Peripherals Total		26,245,930
Electronic Equipment & Instruments – 4.0%
Agilysys, Inc.	289,600	4,546,720
Benchmark Electronics, Inc. (a)	848,950	25,825,059
Keithley Instruments, Inc.	343,640	5,295,493
LeCroy Corp. (a)	139,500	1,918,125
LSI Industries, Inc.	900,965	12,559,452
Merix Corp. (a)	403,600	2,361,060
Rogers Corp. (a)	82,200	3,333,210
Technitrol, Inc.	313,010	4,422,831
Electronic Equipment & Instruments Total		60,261,950
Internet Software & Services – 0.5%
Selectica, Inc. (a)	872,800	2,679,496
Tumbleweed Communications Corp. (a)	815,000	2,119,000
webMethods, Inc. (a)	403,600	2,260,160
Internet Software & Services Total		7,058,656
IT Services – 2.2%
Analysts International Corp. (a)	623,900	2,133,738
Computer Task Group, Inc. (a)	900,200	3,249,722
Inforte Corp.	500,000	1,660,000
ProQuest Co. (a)	394,230	12,926,802
Startek, Inc.	449,900	7,387,358
TNS, Inc. (a)	255,600	5,973,372
IT Services Total		33,330,992
Semiconductors & Semiconductor Equipment – 2.4%
ATMI, Inc. (a)	223,347	6,479,297
Exar Corp. (a)	117,201	1,745,123
Fairchild Semiconductor International, Inc. (a)	587,500	8,665,625
hifn, Inc. (a)	500,000	3,005,000
IXYS Corp. (a)	191,000	2,708,380
ON Semiconductor Corp. (a)	1,153,200	5,304,720
Pericom Semiconductor Corp. (a)	400,460	3,259,744

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Ultratech, Inc. (a)	230,600	4,219,980
Semiconductors & Semiconductor Equipment Total		35,387,869
Software – 4.3%
BindView Development Corp. (a)	1,510,500	4,168,980
MapInfo Corp. (a)	249,000	2,616,990
Mediware Information Systems (a)	314,600	3,136,562
Mentor Graphics Corp. (a)	289,200	2,964,300
MSC.Software Corp. (a)	460,515	6,332,081
NetIQ Corp. (a)	288,300	3,272,205
PLATO Learning, Inc. (a)	663,700	4,898,106
Progress Software Corp. (a)	296,500	8,939,475
SafeNet, Inc. (a)	111,800	3,807,908
Sonic Solutions (a)	346,000	6,435,600
Sybase, Inc. (a)	640,600	11,755,010
THQ, Inc. (a)	221,700	6,489,159
Software Total		64,816,376
INFORMATION TECHNOLOGY TOTAL		236,963,277
MATERIALS – 6.9%
Chemicals – 4.1%
Airgas, Inc.	251,900	6,214,373
Albemarle Corp.	246,360	8,984,749
Cambrex Corp.	296,700	5,652,135
H.B. Fuller Co.	330,860	11,269,092
MacDermid, Inc.	475,200	14,807,232
Sensient Technologies Corp.	307,800	6,343,758
Spartech Corp.	468,400	8,337,520
Chemicals Total		61,608,859
Containers & Packaging – 0.9%
Greif, Inc., Class A	170,000	10,387,000
Longview Fibre Co.	127,500	2,620,125
Peak International Ltd. (a)	244,650	951,689
Containers & Packaging Total		13,958,814
Metals & Mining – 1.6%
Brush Engineered Materials, Inc. (a)	290,800	4,146,808
Foundation Coal Holdings, Inc.	43,100	1,118,014
GrafTech International Ltd. (a)	369,500	1,588,850
Hecla Mining Co. (a)	298,300	1,360,248
Northwest Pipe Co. (a)	303,150	7,048,237

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – 6.9%
Metals & Mining – (continued)
Reliance Steel & Aluminum Co.	219,500	8,136,865
Metals & Mining Total		23,399,022
Paper & Forest Products – 0.3%
Buckeye Technologies, Inc. (a)	144,900	1,154,853
Glatfelter	331,440	4,109,856
Paper & Forest Products Total		5,264,709
MATERIALS TOTAL		104,231,404
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.6%
General Communication, Inc., Class A (a)	417,300	4,118,751
Premiere Global Services, Inc. (a)	388,300	4,383,907
Diversified Telecommunication Services Total		8,502,658
Wireless Telecommunication Services – 0.1%
LCC International, Inc., Class A (a)	560,700	2,018,520
Wireless Telecommunication Services Total		2,018,520
TELECOMMUNICATION SERVICES TOTAL		10,521,178
UTILITIES – 2.8%
Electric Utilities – 0.2%
Idacorp, Inc.	122,800	3,761,364
Electric Utilities Total		3,761,364
Gas Utilities – 1.8%
New Jersey Resources Corp.	158,750	7,659,687
Northwest Natural Gas Co.	130,800	5,001,792
South Jersey Industries, Inc.	105,500	6,448,160
Southwest Gas Corp.	301,500	7,691,265
Gas Utilities Total		26,800,904
Multi-Utilities – 0.8%
American States Water Co.	135,150	3,969,356
Aqua America, Inc.	124,468	3,701,678
California Water Service Group	104,200	3,911,668
Multi-Utilities Total		11,582,702
UTILITIES TOTAL		42,144,970
Total Common Stocks (cost of $1,192,983,358)		1,471,805,651

10

	Par ($)	Value ($)
Short-Term Obligation – 2.1%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 08/15/19, market value of $32,602,794 (repurchase proceeds $31,963,397)	31,961,000	31,961,000

Total Short-Term Obligation (cost of $31,961,000)		31,961,000

Total Investments – 99.9% (cost of $1,224,944,358)(c)(d)		1,503,766,651

Other Assets & Liabilities, Net – 0.1%		1,104,190

Net Assets – 100.0%		1,504,870,841

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

11

(b)	Investments in affiliated companies at June 30, 2005:

	An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares outstanding.

	Security Name:	Checkers Drive-In Restaurant, Inc.

	Shares as of 09/30/04:		607,900
	Shares sold:		23,500
	Shares as of 06/30/05:		584,400
	Net realized gain or loss:		$63,699
	Dividend income earned:		$—
	Value at end of period:		$7,959,528

	Security Name:	Fox & Hound Restaurant Group (formerly known as Total Entertainment Restaurant Corp.)

	Shares as of 09/30/04:		501,000
	Shares as of 06/30/05:		501,000
	Net realized gain or loss:		$—
	Dividend income earned:		$—
	Value at end of period:		$5,986,950

	Security Name:	Key Technology, Inc.

	Shares as of 09/30/04:		259,265
	Shares as of 06/30/05:		259,265
	Net realized gain or loss:		$—
	Dividend income earned:		$—
	Value at end of period:		$2,774,135

	Security Name:	Performance Technologies, Inc.

	Shares as of 09/30/04:		609,400
	Shares purchased:		142,300
	Shares as of 06/30/05:		751,700
	Net realized gain or loss:		$—
	Dividend income earned:		$—
	Value at end of period:		$4,156,901

(c)	Cost for federal income tax purposes is $1,224,944,358.
(d)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$398,586,468	$(119,764,175)	$278,822,293

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

12

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Small Company Equity Fund

	Shares	Value ($)*
Common Stocks – 95.2%
CONSUMER DISCRETIONARY – 17.3%
Automobiles – 0.1%
Winnebago Industries, Inc.	11,206	366,997
Automobiles Total		366,997
Distributors – 0.4%
Audiovox Corp., Class A (a)	63,683	987,087
Distributors Total		987,087
Diversified Consumer Services – 0.3%
Education Management Corp. (a)	22,057	743,983
Diversified Consumer Services Total		743,983
Hotels, Restaurants & Leisure – 4.6%
Gaylord Entertainment Co. (a)	66,666	3,099,302
Kerzner International Ltd. (a)	21,791	1,240,997
Pinnacle Entertainment, Inc. (a)	52,973	1,036,152
RARE Hospitality International, Inc. (a)	20,170	614,580
Scientific Games Corp., Class A (a)	86,870	2,339,409
Shuffle Master, Inc. (a)	85,090	2,385,073
Hotels, Restaurants & Leisure Total		10,715,513
Household Durables – 0.5%
Yankee Candle Co., Inc.	36,530	1,172,613
Household Durables Total		1,172,613
Internet & Catalog Retail – 0.8%
Blue Nile, Inc. (a)	10,724	350,568
Coldwater Creek, Inc. (a)	45,436	1,131,811
Overstock.com, Inc. (a)	10,432	371,379
Internet & Catalog Retail Total		1,853,758
Leisure Equipment & Products – 0.5%
Marvel Enterprises, Inc. (a)	60,570	1,194,440
Leisure Equipment & Products Total		1,194,440
Media – 4.3%
Cumulus Media, Inc., Class A (a)	103,436	1,218,476
Harris Interactive, Inc. (a)	180,236	877,750
Lin TV Corp., Class A (a)	67,534	938,047
Lions Gate Entertainment Corp. (a)	191,300	1,962,738
R.H. Donnelley Corp. (a)	28,640	1,775,107
Radio One, Inc., Class D (a)	157,730	2,014,212
TiVo, Inc. (a)	66,870	446,692
Valassis Communications, Inc. (a)	22,985	851,594
Media Total		10,084,616

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 0.1%
Fred’s, Inc.	16,980	281,528
Multiline Retail Total		281,528
Specialty Retail – 4.0%
Bombay Co., Inc. (a)	148,805	848,188
Design Within Reach, Inc. (a)	55,250	1,000,025
Guitar Center, Inc. (a)	9,990	583,116
Hibbett Sporting Goods, Inc. (a)	36,914	1,396,826
Jarden Corp. (a)	42,250	2,278,120
MarineMax, Inc. (a)	9,682	302,563
Pacific Sunwear of California, Inc. (a)	90,700	2,085,193
Tuesday Morning Corp.	25,370	799,662
Specialty Retail Total		9,293,693
Textiles, Apparel & Luxury Goods – 1.7%
Ashworth, Inc. (a)	97,876	881,863
Jos. A. Bank Clothiers, Inc. (a)	55,430	2,400,119
Wolverine World Wide, Inc.	30,547	733,433
Textiles, Apparel & Luxury Goods Total		4,015,415
CONSUMER DISCRETIONARY TOTAL		40,709,643
CONSUMER STAPLES – 0.9%
Food & Staples Retailing – 0.2%
United Natural Foods, Inc. (a)	15,771	478,965
Food & Staples Retailing Total		478,965
Food Products – 0.5%
Delta & Pine Land Co.	40,020	1,002,901
Food Products Total		1,002,901
Personal Products – 0.2%
Nu Skin Enterprises, Inc., Class A	21,830	508,639
Personal Products Total		508,639
CONSUMER STAPLES TOTAL		1,990,505
ENERGY – 7.0%
Energy Equipment & Services – 1.3%
Atwood Oceanics, Inc. (a)	17,780	1,094,537
Cal Dive International, Inc. (a)	11,118	582,249
Dawson Geophysical Co. (a)	27,446	583,502
Grey Wolf, Inc. (a)	91,590	678,682
Hydril (a)	4,657	253,108
Energy Equipment & Services Total		3,192,078
Oil, Gas & Consumable Fuels – 5.7%
Bois d’Arc Energy, Inc. (a)	114,369	1,686,943

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Edge Petroleum Corp. (a)	94,100	1,469,842
Energy Partners Ltd. (a)	58,800	1,541,148
InterOil Corp. (a)	23,993	652,130
Mission Resources Corp. (a)	210,000	1,694,700
Pioneer Drilling Co. (a)	49,117	749,525
Spinnaker Exploration Co. (a)	39,100	1,387,659
Superior Energy Services, Inc. (a)	141,521	2,519,074
Western Gas Resources, Inc.	45,700	1,594,930
Oil, Gas & Consumable Fuels Total		13,295,951
ENERGY TOTAL		16,488,029
FINANCIALS – 8.5%
Capital Markets – 0.8%
Affiliated Managers Group, Inc. (a)	12,952	885,010
Jefferies Group, Inc.	23,809	902,123
Capital Markets Total		1,787,133
Commercial Banks – 3.9%
Boston Private Financial Holdings, Inc.	73,800	1,859,760
City National Corp.	16,300	1,168,873
East-West Bancorp, Inc.	48,500	1,629,115
Fidelity Bankshares, Inc.	27,540	730,361
Mercantile Bank Corp.	34,410	1,513,007
Prosperity Bancshares, Inc.	80,000	2,288,800
Commercial Banks Total		9,189,916
Consumer Finance – 1.1%
Nelnet, Inc., Class A (a)	31,160	1,036,693
World Acceptance Corp. (a)	52,692	1,583,395
Consumer Finance Total		2,620,088
Diversified Financial Services – 1.4%
Greenhill & Co., Inc.	66,000	2,673,660
National Financial Partners Corp.	17,600	688,864
Diversified Financial Services Total		3,362,524
Insurance – 1.3%
Infinity Property & Casualty Corp.	27,615	963,211
Philadelphia Consolidated Holding Co. (a)	6,105	517,460
Selective Insurance Group, Inc.	7,020	347,841

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Triad Guaranty, Inc. (a)	23,120	1,165,017
Insurance Total		2,993,529
FINANCIALS TOTAL		19,953,190
HEALTH CARE – 18.4%
Biotechnology – 5.1%
Affymetrix, Inc. (a)	31,697	1,709,419
AtheroGenics, Inc. (a)	68,670	1,097,347
Cytogen Corp. (a)	64,133	335,416
Enzo Biochem, Inc. (a)	70,300	1,260,479
Exact Sciences Corp. (a)	97,955	223,337
Exelixis, Inc. (a)	37,425	278,068
Human Genome Sciences, Inc. (a)	38,023	440,306
Illumina, Inc. (a)	52,661	635,618
Isolagen, Inc. (a)	5,601	22,964
Martek Biosciences Corp. (a)	14,790	561,281
NeoPharm, Inc. (a)	105,484	1,053,785
OSI Pharmaceuticals, Inc. (a)	18,600	760,182
PRA International (a)	20,780	556,488
Protein Design Labs, Inc. (a)	76,590	1,547,884
QLT, Inc. (a)	140,309	1,462,020
Biotechnology Total		11,944,594
Health Care Equipment & Supplies – 4.6%
American Medical Systems Holdings, Inc. (a)	50,071	1,033,966
Aspect Medical Systems, Inc. (a)	11,625	345,727
Hologic, Inc. (a)	18,318	728,140
Immucor, Inc. (a)	50,375	1,458,356
INAMED Corp. (a)	12,900	863,913
Intuitive Surgical, Inc. (a)	7,893	368,130
Kyphon, Inc. (a)	20,006	696,009
Medical Action Industries, Inc. (a)	8,195	146,281
Nektar Therapeutics (a)	67,920	1,143,773
Respironics, Inc. (a)	37,779	1,364,200
SonoSite, Inc. (a)	37,645	1,168,501
Syneron Medical Ltd. (a)	40,800	1,492,872
Health Care Equipment & Supplies Total		10,809,868
Health Care Providers & Services – 4.5%
Advisory Board Co. (a)	37,142	1,810,301
America Service Group, Inc. (a)	3	47

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Apria Healthcare Group, Inc. (a)	20,240	701,114
Centene Corp. (a)	22,895	768,814
HealthExtras, Inc. (a)	15,126	303,579
Hythiam, Inc. (a)	120,800	676,480
LHC Group, Inc. (a)	48,249	877,167
LifePoint Hospitals, Inc. (a)	35,000	1,768,200
Psychiatric Solutions, Inc. (a)	4,940	240,627
Triad Hospitals, Inc. (a)	21,870	1,194,977
U.S. Physical Therapy, Inc. (a)	53,200	1,020,376
VCA Antech, Inc. (a)	48,205	1,168,971
Health Care Providers & Services Total		10,530,653
Pharmaceuticals – 4.2%
Amylin Pharmaceuticals, Inc. (a)	37,780	790,735
BioSante Pharmaceuticals, Inc. (a)	153,900	577,125
Caraco Pharmaceutical Laboratories Ltd. (a)	63,826	547,627
Connetics Corp. (a)	23,980	423,007
DepoMed, Inc. (a)	281,535	1,230,308
DOV Pharmaceutical, Inc. (a)	64,830	1,209,728
Neurochem, Inc. (a)	70,750	711,038
Noven Pharmaceuticals, Inc. (a)	98,400	1,720,032
Par Pharmaceutical Co., Inc. (a)	13,313	423,487
Penwest Pharmaceuticals Co. (a)	40,793	482,173
Salix Pharmaceuticals Ltd. (a)	106,600	1,882,556
Pharmaceuticals Total		9,997,816
HEALTH CARE TOTAL		43,282,931
INDUSTRIALS – 10.7%
Aerospace & Defense – 0.6%
DRS Technologies, Inc.	11,760	603,053
Engineered Support Systems, Inc.	11,693	418,960
Teledyne Technologies, Inc. (a)	12,562	409,270
Aerospace & Defense Total		1,431,283
Air Freight & Logistics – 1.9%
EGL, Inc. (a)	83,537	1,697,472
Hub Group, Inc., Class A (a)	1,273	31,888
UTI Worldwide, Inc.	38,947	2,711,490
Air Freight & Logistics Total		4,440,850
Commercial Services & Supplies – 4.0%
Educate, Inc. (a)	8,947	126,600
Intersections, Inc. (a)	41,920	490,045
Korn/Ferry International (a)	66,970	1,188,718

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Laureate Education, Inc. (a)	49,700	2,378,642
MDC Partners, Inc., Class A (a)	217,881	1,843,273
Mine Safety Appliances Co.	4,195	193,809
Navigant Consulting, Inc. (a)	21,300	376,158
NCO Group, Inc. (a)	53,540	1,158,070
Resources Connection, Inc. (a)	48,163	1,118,826
Senomyx, Inc. (a)	18,980	313,360
Waste Connections, Inc. (a)	5,849	218,109
Commercial Services & Supplies Total		9,405,610
Construction & Engineering – 0.9%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	88,395	2,020,710
Construction & Engineering Total		2,020,710
Electrical Equipment – 0.5%
Evergreen Solar, Inc. (a)	28,427	182,785
Plug Power, Inc. (a)	140,422	961,891
Electrical Equipment Total		1,144,676
Machinery – 0.9%
Bucyrus International, Inc., Class A	7,913	300,536
Wabash National Corp.	53,629	1,299,431
Wabtec Corp.	19,053	409,258
Machinery Total		2,009,225
Road & Rail – 1.3%
Genesee & Wyoming, Inc., Class A (a)	46,081	1,253,864
Heartland Express, Inc.	96,519	1,875,364
Landstar System, Inc.	1,748	52,755
Road & Rail Total		3,181,983
Trading Companies & Distributors – 0.6%
Aceto Corp.	187,518	1,402,635
Trading Companies & Distributors Total		1,402,635
INDUSTRIALS TOTAL		25,036,972
INFORMATION TECHNOLOGY – 27.4%
Communications Equipment – 1.9%
ADTRAN, Inc.	18,990	469,623
Anaren, Inc. (a)	1,568	20,619
Audiocodes Ltd. (a)	18,745	186,513
Avocent Corp. (a)	3,135	81,949
C-COR, Inc. (a)	1,748	11,973
Finisar Corp. (a)	389,749	409,236

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Foundry Networks, Inc. (a)	167,441	1,445,016
Inter-Tel, Inc.	2,412	44,887
NICE Systems Ltd., ADR (a)	33,510	1,322,640
Packeteer, Inc. (a)	9,827	138,561
Plantronics, Inc.	9,670	351,601
Communications Equipment Total		4,482,618
Computers & Peripherals – 0.6%
Neoware Systems, Inc. (a)	3,437	35,195
SimpleTech, Inc. (a)	354,000	1,355,820
Computers & Peripherals Total		1,391,015
Electronic Equipment & Instruments – 4.4%
Aeroflex, Inc. (a)	2,652	22,277
Anixter International, Inc. (a)	40,600	1,509,102
Applied Films Corp. (a)	66,351	1,698,586
Daktronics, Inc.	38,221	764,802
FLIR Systems, Inc. (a)	10,597	316,214
Global Imaging Systems, Inc. (a)	77,774	2,477,880
Itron, Inc. (a)	25,950	1,159,446
Photon Dynamics, Inc. (a)	60,300	1,242,783
Plexus Corp. (a)	83,780	1,192,189
Electronic Equipment & Instruments Total		10,383,279
Internet Software & Services – 3.9%
CNET Networks, Inc. (a)	18,627	218,681
Corillian Corp. (a)	359,196	1,113,508
Digital River, Inc. (a)	35,960	1,141,730
Digitas, Inc. (a)	200,473	2,287,397
EarthLink, Inc. (a)	53,240	461,058
Equinix, Inc. (a)	43,500	1,885,290
InfoSpace, Inc. (a)	50,180	1,652,427
Secure Computing Corp. (a)	16,277	177,094
ValueClick, Inc. (a)	17,523	216,059
Internet Software & Services Total		9,153,244
IT Services – 2.0%
Anteon International Corp. (a)	2,641	120,482
Euronet Worldwide, Inc. (a)	9,106	264,712
MAXIMUS, Inc.	31,413	1,108,565
MTC Technologies, Inc. (a)	81,911	3,016,782
Sykes Enterprises, Inc. (a)	19,210	182,495
IT Services Total		4,693,036

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 8.2%
Brooks Automation, Inc. (a)	32,327	480,056
Cymer, Inc. (a)	8,927	235,226
Cypress Semiconductor Corp. (a)	150,800	1,898,572
DSP Group, Inc. (a)	50,271	1,199,969
Entegris, Inc. (a)	273,300	2,705,670
FEI Co. (a)	89,700	2,046,057
Integrated Circuit Systems, Inc. (a)	8,475	174,924
Integrated Device Technology, Inc. (a)	19,610	210,807
IXYS Corp. (a)	181,000	2,566,580
Leadis Technology, Inc. (a)	82,591	664,858
Microsemi Corp. (a)	1,928	36,246
Mykrolis Corp. (a)	131,400	1,867,194
Silicon Image, Inc. (a)	67,237	689,852
Silicon Storage Technology, Inc. (a)	149,060	600,712
Tessera Technologies, Inc. (a)	2,110	70,495
Ultratech, Inc. (a)	111,384	2,038,327
Virage Logic Corp. (a)	163,950	1,688,685
Semiconductors & Semiconductor Equipment Total		19,174,230
Software – 6.4%
American Reprographics Co. (a)	18,129	291,696
ANSYS, Inc. (a)	5,688	202,720
Captiva Software Corp. (a)	124,781	1,801,838
Epicor Software Corp. (a)	130,492	1,722,494
FileNET Corp. (a)	58,900	1,480,746
Hyperion Solutions Corp. (a)	6,572	264,457
Kronos, Inc. (a)	5,756	232,485
Magma Design Automation, Inc. (a)	87,032	727,588
Manhattan Associates, Inc. (a)	68,470	1,315,309
Micromuse, Inc. (a)	183,885	1,040,789
MICROS Systems, Inc. (a)	13,000	581,750
Open Solutions, Inc. (a)	23,479	476,859
OpenTV Corp., Class A (a)	306,825	840,701
Progress Software Corp. (a)	9,895	298,334
Quest Software, Inc. (a)	1,447	19,723
RSA Security, Inc. (a)	60,803	698,018
ScanSoft, Inc. (a)	169,648	641,269
SeaChange International, Inc. (a)	92,022	645,994

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Verint Systems, Inc. (a)	54,900	1,765,584
Software Total		15,048,354
INFORMATION TECHNOLOGY TOTAL		64,325,776
MATERIALS – 2.9%
Chemicals – 1.5%
Airgas, Inc.	13,424	331,170
Landec Corp. (a)	179,359	1,165,833
Symyx Technologies, Inc. (a)	7,198	201,400
UAP Holding Corp.	49,371	819,559
Zoltek Companies, Inc. (a)	94,929	1,066,053
Chemicals Total		3,584,015
Metals & Mining – 1.4%
Allegheny Technologies, Inc.	32,370	714,082
AMCOL International Corp.	85,800	1,612,182
Cleveland-Cliffs, Inc.	8,870	512,331
Foundation Coal Holdings, Inc.	5,031	130,504
Reliance Steel & Aluminum Co.	7,114	263,716
Metals & Mining Total		3,232,815
MATERIALS TOTAL		6,816,830
TELECOMMUNICATION SERVICES – 1.1%
Wireless Telecommunication Services – 1.1%
Alamosa Holdings, Inc. (a)	31,814	442,215
SBA Communications Corp., Class A (a)	60,955	822,892
SpectraLink Corp.	10,303	108,388
Western Wireless Corp., Class A (a)	27,860	1,178,478
Wireless Telecommunication Services Total		2,551,973
TELECOMMUNICATION SERVICES TOTAL		2,551,973
UTILITIES – 1.0%
Gas Utilities – 1.0%
Energen Corp.	67,330	2,359,917
Gas Utilities Total		2,359,917
UTILITIES TOTAL		2,359,917

Total Common Stocks (cost of $195,457,554)		223,515,766

9

		Par ($)	Value ($)
Short-Term Obligation – 2.9%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by a U.S. Treasury Bond maturing 08/15/19, market value of $6,897,578 (repurchase proceeds $6,757,507)		6,757,000	6,757,000

Total Short-Term Obligation (cost of $6,757,000)			6,757,000

Total Investments – 98.1% (cost of $202,214,554)(b)(c)			230,272,766

Other Assets & Liabilities, Net – 1.9%			4,521,582

Net Assets – 100.0%			234,794,348

Notes to Investment Portfolio:
*	Security Valuation

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $202,214,554.
(c)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$40,727,733		$(12,669,521)	$28,058,212

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

June 30, 2005 (Unaudited)	Columbia Young Investor Fund

	Shares	Value ($)*
Common Stocks – 94.0%
CONSUMER DISCRETIONARY – 13.1%
Diversified Consumer Services – 0.7%
Career Education Corp. (a)	140,000	5,125,400
Diversified Consumer Services Total		5,125,400
Hotels, Restaurants & Leisure – 1.0%
Choice Hotels International, Inc.	45,000	2,956,500
McDonald’s Corp.	50,000	1,387,500
Yum! Brands, Inc.	60,000	3,124,800
Hotels, Restaurants & Leisure Total		7,468,800
Household Durables – 0.2%
Tempur-Pedic International, Inc. (a)	70,000	1,552,600
Household Durables Total		1,552,600
Internet & Catalog Retail – 0.6%
eBay, Inc. (a)	140,000	4,621,400
Internet & Catalog Retail Total		4,621,400
Leisure Equipment & Products – 0.8%
Amer Sports OYJ	120,000	2,274,863
Marvel Enterprises, Inc. (a)	200,000	3,944,000
Leisure Equipment & Products Total		6,218,863
Media – 5.2%
Comcast Corp., Class A (a)	170,000	5,219,000
Liberty Global, Inc., Class A (a)	73,510	3,430,712
Liberty Media Corp., Class A (a)	350,600	3,572,614
McClatchy Co., Class A	70,000	4,580,800
McGraw-Hill Companies, Inc.	67,458	2,985,016
News Corp., Class B	206,400	3,479,904
R.H. Donnelley Corp. (a)	97,700	6,055,446
Time Warner, Inc.	316,900	5,295,399
Viacom, Inc., Class B	157,000	5,027,140
Media Total		39,646,031
Multiline Retail – 0.4%
Federated Department Stores, Inc.	40,643	2,978,319
Multiline Retail Total		2,978,319
Specialty Retail – 4.2%
Abercrombie & Fitch Co., Class A	60,000	4,122,000
Barnes & Noble, Inc. (a)	250,000	9,700,000
Blockbuster, Inc., Class A	200,000	1,824,000
Blockbuster, Inc., Class B	100,000	858,000
Gap, Inc.	270,000	5,332,500
Home Depot, Inc.	180,640	7,026,896
Lowe’s Companies, Inc.	25,000	1,455,500

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
West Marine, Inc. (a)	130,000	2,347,800
Specialty Retail Total		32,666,696
CONSUMER DISCRETIONARY TOTAL		100,278,109
CONSUMER STAPLES – 8.3%
Beverages – 1.2%
Coca-Cola Co.	125,000	5,218,750
PepsiCo, Inc.	71,032	3,830,756
Beverages Total		9,049,506
Food & Staples Retailing – 1.1%
Wal-Mart Stores, Inc.	170,000	8,194,000
Food & Staples Retailing Total		8,194,000
Food Products – 2.4%
Kraft Foods, Inc., Class A	89,007	2,831,313
Nestle SA, Registered Shares	25,000	6,380,331
Unilever NV, NY Registered Shares	60,000	3,889,800
Wm. Wrigley Jr. Co.	80,000	5,507,200
Food Products Total		18,608,644
Household Products – 2.6%
Colgate-Palmolive Co.	141,800	7,077,238
Kimberly-Clark Corp.	49,689	3,110,034
Procter & Gamble Co.	183,493	9,679,256
Household Products Total		19,866,528
Personal Products – 1.0%
Avon Products, Inc.	200,000	7,570,000
Personal Products Total		7,570,000
CONSUMER STAPLES TOTAL		63,288,678
ENERGY – 9.3%
Energy Equipment & Services – 2.1%
Cooper Cameron Corp. (a)	30,000	1,861,500
National-Oilwell Varco, Inc. (a)	55,000	2,614,700
Schlumberger Ltd.	151,900	11,535,286
Energy Equipment & Services Total		16,011,486
Oil, Gas & Consumable Fuels – 7.2%
Amerada Hess Corp.	89,900	9,575,249
BP PLC, ADR	49,312	3,076,082
ChevronTexaco Corp.	46,790	2,616,497
ConocoPhillips	118,600	6,818,314
Exxon Mobil Corp.	370,000	21,263,900
Newfield Exploration Co. (a)	243,000	9,693,270

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Plains Exploration & Production Co. (a)	70,000	2,487,100
Oil, Gas & Consumable Fuels Total		55,530,412
ENERGY TOTAL		71,541,898
FINANCIALS – 16.6%
Capital Markets – 2.0%
Bank of New York Co., Inc.	83,517	2,403,619
BlackRock, Inc., Class A	10,000	804,500
Federated Investors, Inc., Class B	50,000	1,500,500
Merrill Lynch & Co., Inc.	93,383	5,136,999
Morgan Stanley	110,000	5,771,700
Capital Markets Total		15,617,318
Commercial Banks – 4.8%
City National Corp.	55,400	3,972,734
HSBC Holdings PLC, ADR	80,000	6,372,000
Mitsubishi Tokyo Financial Group, Inc.	300	2,532,859
Mizuho Financial Group, Inc.	500	2,252,103
PNC Financial Services Group, Inc.	16,867	918,577
Texas Regional Bancshares, Inc., Class A	91,050	2,775,204
U.S. Bancorp	184,432	5,385,414
Wachovia Corp.	101,991	5,058,754
Wells Fargo & Co.	114,831	7,071,293
Commercial Banks Total		36,338,938
Consumer Finance – 1.7%
American Express Co.	140,000	7,452,200
SLM Corp.	110,000	5,588,000
Consumer Finance Total		13,040,200
Diversified Financial Services – 3.7%
Citigroup, Inc.	333,544	15,419,739
JPMorgan Chase & Co.	187,891	6,636,310
Principal Financial Group, Inc.	145,400	6,092,260
Diversified Financial Services Total		28,148,309
Insurance – 4.1%
Allstate Corp.	24,561	1,467,520
American International Group, Inc.	167,291	9,719,607
Chubb Corp.	25,865	2,214,303
CNA Financial Corp. (a)	83,800	2,381,596
First American Corp.	50,000	2,007,000
Hartford Financial Services Group, Inc.	32,031	2,395,278
Lincoln National Corp.	100,000	4,692,000
Reinsurance Group of America, Inc.	63,900	2,971,989

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
SAFECO Corp.	66,500	3,613,610
Insurance Total		31,462,903
Real Estate – 0.3%
St. Joe Co.	30,000	2,446,200
Real Estate Total		2,446,200
FINANCIALS TOTAL		127,053,868
HEALTH CARE – 15.5%
Biotechnology – 1.1%
Amgen, Inc. (a)	110,000	6,650,600
Qiagen NV (a)	130,000	1,500,200
Biotechnology Total		8,150,800
Health Care Equipment & Supplies – 3.3%
Adeza Biomedical Corp. (a)	125,000	2,122,500
Hospira, Inc. (a)	100,000	3,900,000
Medtronic, Inc.	214,300	11,098,597
Thermo Electron Corp. (a)	110,000	2,955,700
Zimmer Holdings, Inc. (a)	70,000	5,331,900
Health Care Equipment & Supplies Total		25,408,697
Health Care Providers & Services – 5.7%
Aetna, Inc. (a)	25,000	2,070,500
Cardinal Health, Inc.	110,000	6,333,800
Coventry Health Care, Inc. (a)	103,050	7,290,788
Humana, Inc. (a)	272,200	10,817,228
IMS Health, Inc.	143,100	3,544,587
Lincare Holdings, Inc. (a)	150,000	6,126,000
Medco Health Solutions, Inc. (a)	110,000	5,869,600
Tenet Healthcare Corp. (a)	150,000	1,836,000
Health Care Providers & Services Total		43,888,503
Pharmaceuticals – 5.4%
Bristol-Myers Squibb Co.	109,539	2,736,284
Johnson & Johnson	181,670	11,808,550
Merck & Co., Inc.	62,585	1,927,618
Novartis AG, ADR	217,993	10,341,588
Pfizer, Inc.	430,000	11,859,400

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Schering-Plough Corp.	150,000	2,859,000
Pharmaceuticals Total		41,532,440
HEALTH CARE TOTAL		118,980,440
INDUSTRIALS – 6.8%
Aerospace & Defense – 0.7%
United Technologies Corp.	99,640	5,116,514
Aerospace & Defense Total		5,116,514
Air Freight & Logistics – 1.2%
United Parcel Service, Inc., Class B	130,000	8,990,800
Air Freight & Logistics Total		8,990,800
Airlines – 0.4%
Alaska Air Group, Inc. (a)	50,200	1,493,450
Southwest Airlines Co.	125,000	1,741,250
Airlines Total		3,234,700
Commercial Services & Supplies – 0.3%
Waste Management, Inc.	93,237	2,642,337
Commercial Services & Supplies Total		2,642,337
Industrial Conglomerates – 2.7%
3M Co.	60,000	4,338,000
General Electric Co.	330,529	11,452,830
Siemens AG, ADR	68,000	4,940,200
Industrial Conglomerates Total		20,731,030
Machinery – 1.0%
Deere & Co.	70,000	4,584,300
Eaton Corp.	50,000	2,995,000
Machinery Total		7,579,300
Marine – 0.5%
A.P. Moller - Maersk A/S	400	3,794,447
Marine Total		3,794,447
INDUSTRIALS TOTAL		52,089,128
INFORMATION TECHNOLOGY – 16.5%
Communications Equipment – 2.8%
Avaya, Inc. (a)	260,000	2,163,200
Cisco Systems, Inc. (a)	409,700	7,829,367
Corning, Inc. (a)	250,000	4,155,000
Nokia OYJ, ADR	260,000	4,326,400
Tandberg ASA	250,000	2,666,796
Communications Equipment Total		21,140,763
Computers & Peripherals – 2.8%
Apple Computer, Inc. (a)	65,200	2,400,012

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Dell, Inc. (a)	202,300	7,992,873
Diebold, Inc.	80,000	3,608,800
EMC Corp. (a)	150,000	2,056,500
Hewlett-Packard Co.	100,000	2,351,000
International Business Machines Corp.	44,062	3,269,400
Computers & Peripherals Total		21,678,585
IT Services – 1.7%
Accenture Ltd., Class A (a)	80,000	1,813,600
Automatic Data Processing, Inc.	28,214	1,184,142
First Data Corp.	90,000	3,612,600
Infosys Technologies Ltd., ADR	30,000	2,324,100
Paychex, Inc.	128,000	4,165,120
IT Services Total		13,099,562
Office Electronics – 0.2%
Xerox Corp. (a)	142,900	1,970,591
Office Electronics Total		1,970,591
Semiconductors & Semiconductor Equipment – 5.6%
Altera Corp. (a)	263,500	5,222,570
Analog Devices, Inc.	107,500	4,010,825
Applied Materials, Inc.	150,000	2,427,000
Intel Corp.	240,000	6,254,400
Marvell Technology Group Ltd. (a)	108,300	4,119,732
Maxim Integrated Products, Inc.	160,200	6,121,242
Microchip Technology, Inc.	123,800	3,666,956
Samsung Electronics Co., Ltd., GDR (b)	32,000	7,656,000
Xilinx, Inc.	133,600	3,406,800
Semiconductors & Semiconductor Equipment Total		42,885,525
Software – 3.4%
Adobe Systems, Inc.	130,000	3,720,600
Electronic Arts, Inc. (a)	90,000	5,094,900
Microsoft Corp.	566,239	14,065,377
SAP AG, ADR	70,000	3,031,000
Software Total		25,911,877
INFORMATION TECHNOLOGY TOTAL		126,686,903
MATERIALS – 3.5%
Chemicals – 0.8%
Air Products & Chemicals, Inc.	21,829	1,316,288

6

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Monsanto Co.	83,400	5,243,358
Chemicals Total		6,559,646
Construction Materials – 0.5%
Vulcan Materials Co.	58,300	3,788,917
Construction Materials Total		3,788,917
Metals & Mining – 1.1%
Alcoa, Inc.	75,000	1,959,750
Newmont Mining Corp.	90,000	3,512,700
Phelps Dodge Corp.	32,000	2,960,000
Metals & Mining Total		8,432,450
Paper & Forest Products – 1.1%
Potlatch Corp.	106,800	5,588,844
Weyerhaeuser Co.	39,806	2,533,652
Paper & Forest Products Total		8,122,496
MATERIALS TOTAL		26,903,509
TELECOMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 2.5%
BellSouth Corp.	107,676	2,860,951
CenturyTel, Inc.	150,000	5,194,500
SBC Communications, Inc.	202,457	4,808,354
Verizon Communications, Inc.	181,574	6,273,382
Diversified Telecommunication Services Total		19,137,187
TELECOMMUNICATION SERVICES TOTAL		19,137,187
UTILITIES – 1.9%
Electric Utilities – 0.7%
Entergy Corp.	34,198	2,583,659
Exelon Corp.	44,920	2,305,744
Electric Utilities Total		4,889,403
Independent Power Producers & Energy Traders – 0.6%
Constellation Energy Group, Inc.	81,300	4,690,197
Independent Power Producers & Energy Traders Total		4,690,197
Multi - Utilities – 0.6%
Dominion Resources, Inc.	45,000	3,302,550
PG&E Corp.	41,078	1,542,068
Multi - Utilities Total		4,844,618
UTILITIES TOTAL		14,424,218
Total Common Stocks (cost of $615,906,668)		720,383,938

7

	Par ($)	Value ($)
Short-Term Obligation – 5.7%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/05, due 07/01/05 at 2.700%, collateralized by U.S. Treasury Bonds with various maturities to 02/15/19, market value of $44,522,212 (repurchase proceeds $43,648,273)	43,645,000	43,645,000

Total Short-Term Obligation (cost of $43,645,000)		43,645,000

Total Investments – 99.7% (cost of $659,551,668)(c)		764,028,938

Other Assets & Liabilities, Net – 0.3%		2,471,411

Net Assets – 100.0%		766,500,349

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

8

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 1.0% of net assets.

(c)	Cost for federal income tax purposes is $659,551,668.

(d)	Unrealized appreciation and depreciation at June 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$119,452,638	$(14,975,368)	$104,477,270

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

9

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust XI

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 29, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 29, 2005